UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07883
ICON Funds
(Exact name of registrant as specified in charter)
5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111

(Address of principal executive offices)            (Zip code)
Erik L. Jonson 5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111

(Name and address of agent for service)
Registrant’s telephone number, including area code: 303-790-1600
Date of fiscal year end: September 30, 2009
Date of reporting period: June 30, 2009

Item 1. Schedule of Investments.

ICON CONSUMER DISCRETIONARY FUND
SCHEDULE OF INVESTMENTS
June 30, 2009 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (95.4%)
9,300	Abercrombie & Fitch Co. — Class A(a)	$236,127
14,200	America’s Car-Mart, Inc.†	291,100
7,800	ATC Technology Corp.†	113,100
1,900	BorgWarner, Inc.(a)	64,847
9,000	Carnival Corp.	231,930
5,700	CEC Entertainment, Inc.†	168,036
12,900	Coach, Inc.	346,752
2,800	Deckers Outdoor Corp.†	196,756
9,600	Desarrolladora Homex S.A. de C.V. - ADR†	267,744
3,600	Dollar Tree, Inc.†	151,560
20,400	Fossil, Inc.†	491,232
8,500	Garmin, Ltd.	202,470
11,400	Gildan Activewear, Inc. — Class A†	168,720
24,900	Guess?, Inc.	641,922
4,300	Harley-Davidson, Inc.(a)	69,703
10,700	Helen of Troy, Ltd.†	179,653
26,100	KB HOME	357,048
4,200	Kohl’s Corp.†	179,550
35,400	Limited Brands, Inc.	423,738
14,600	Lowe’s Cos., Inc.	283,386
13,620	Nike, Inc. — Class B	705,244
17,300	Nu Skin Enterprises, Inc. — Class A	264,690
2,300	O’Reilly Automotive, Inc.†(a)	87,584
24,200	Perry Ellis International, Inc.†	176,176
7,600	Polaris Industries, Inc.	244,112
7,700	Red Robin Gourmet Burgers, Inc.†	144,375
7,650	Staples, Inc.	154,300
21,700	Target Corp.(a)	856,499
13,100	The Dress Barn, Inc.†(a)	187,330
10,900	The Home Depot, Inc.(a)	257,567
26,600	The Ryland Group, Inc.(a)	446,880
15,600	The Stanley Works(a)	527,904
3,700	Time Warner, Inc.	93,203
32,200	TJX Cos., Inc.(a)	1,013,012
7,300	Tractor Supply Co.†	301,636
5,400	V.F. Corp.(a)	298,890
3,600	Volcom, Inc.†	45,000
10,100	Walgreen Co.(a)	296,940
9,700	Whirlpool Corp.(a)	412,832
16,600	Wolverine World Wide, Inc.	366,196

Total Common Stocks (Cost $11,022,952)		11,945,744
Short-Term Investments (5.2%)
$650,653	Brown Brothers Harriman Time Deposit — U.S. Dollar, 0.30%, 07/01/09#	650,653

Total Short-Term Investments (Cost $650,653)		650,653
Mutual Funds (31.9%)
3,998,071	Invesco Aim Liquid Assets Portfolio, 0.52%^	3,998,071

Total Mutual Funds (Cost $3,998,071)		3,998,071
Total Investments 132.5% (Cost $15,671,676)		16,594,468
Liabilities Less Other Assets (32.5)%		(4,067,816)

Net Assets 100.0%		$12,526,652

The accompanying notes are an integral part of this Schedule of Investments.

†	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2009.

^	Investments made with cash collateral received from securities on loan. The rates listed are as of June 30, 2009.

(a)	All or a portion of the security was on loan as of June 30, 2009.

ADR	American Depositary Receipt
Schedule of Investments

ICON CONSUMER DISCRETIONARY FUND
SCHEDULE OF INVESTMENTS
June 30, 2009 (UNAUDITED)

Industry Composition

Apparel Retail	20.0%
Apparel Accessories & Luxury Goods	12.2%
Footwear	10.1%
Household Appliances	8.9%
Homebuilding	8.6%
General Merchandise Stores	8.0%
Home Improvement Retail	4.4%
Specialty Stores	3.6%
Automotive Retail	3.0%
Restaurants	2.5%
Drug Retail	2.4%
Personal Products	2.1%
Leisure Products	2.0%
Hotels Resorts & Cruise Lines	1.9%
Consumer Electronics	1.6%
Department Stores	1.4%
Other Industries (each less than 1%)	2.7%

95.4%

Sector Composition

Consumer Discretionary	82.9%
Leisure & Consumer Staples	11.6%
Industrial	0.9%

95.4%

Percentages are based upon net assets.
Schedule of Investments

ICON ENERGY FUND
SCHEDULE OF INVESTMENTS
June 30, 2009 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (96.3%)
270,500	Alliance Resource Partners LP	$8,791,250
112,400	Apache Corp.	8,109,660
585,500	Atwood Oceanics, Inc.†	14,584,805
143,600	Baker Hughes, Inc.(a)	5,232,784
31,800	BP Prudhoe Bay Royalty Trust(a)	2,194,200
88,900	Cameco Corp.	2,275,840
385,700	Chesapeake Energy Corp.	7,648,431
176,500	Chevron Corp.	11,693,125
120,300	China Petroleum and Chemical Corp. - ADR(a)	9,125,958
343,500	CONSOL Energy, Inc.	11,665,260
186,300	Constellation Energy Group, Inc.	4,951,854
140,700	Diamond Offshore Drilling, Inc.(a)	11,685,135
109,500	Energy Transfer Partners LP(a)	4,433,655
188,300	Eni SpA — ADR	8,927,303
262,600	ENSCO International, Inc.	9,156,862
205,800	Exxon Mobil Corp.	14,387,478
37,300	First Solar, Inc.†	6,047,076
381,000	Gazprom — ADR	7,726,680
143,400	Golar LNG, Ltd.	1,226,070
386,400	GulfMark Offshore, Inc.†(a)	10,664,640
426,800	Halliburton Co.	8,834,760
792,400	Helix Energy Solutions Group, Inc.†	8,613,388
447,000	Hornbeck Offshore Services, Inc.†	9,561,330
201,600	LUKOIL OAO — ADR	9,011,520
425,900	Marathon Oil Corp.	12,832,367
819,300	Mariner Energy, Inc.†	9,626,775
540,000	Massey Energy Co.	10,551,600
587,200	Matrix Service Co.†	6,741,056
286,300	Murphy Oil Corp.	15,551,816
786,500	Nabors Industries, Ltd.†	12,253,670
323,000	National Oilwell Varco, Inc.†	10,549,180
203,100	Newfield Exploration Co.†(a)	6,635,277
267,500	Noble Corp.	8,091,875
374,900	Occidental Petroleum Corp.(a)	24,672,169
197,300	Oceaneering International, Inc.†	8,917,960
265,400	Overseas Shipholding Group, Inc.(a)	9,034,216
332,100	Peabody Energy Corp.	10,016,136
88,000	PetroChina Co., Ltd. — ADR(a)	9,722,240
352,100	Pride International, Inc.†(a)	8,823,626
442,700	Rowan Cos., Inc.(a)	8,552,964
300,000	Sasol, Ltd. — ADR(a)	10,446,000
874,200	Ship Finance International, Ltd.(a)	9,642,426
129,600	Southwestern Energy Co.†	5,034,960
424,600	StatoilHydro ASA — ADR(a)	8,394,342
413,400	Superior Energy Services, Inc.†	7,139,418
323,800	Tenaris S.A. — ADR(a)	8,755,552
673,600	TETRA Technologies, Inc.†	5,361,856
387,900	The AES Corp.†	4,503,519
148,600	Tidewater, Inc.(a)	6,370,482
129,000	Transocean, Ltd.†	9,583,410
414,800	Walter Energy, Inc.	15,032,352

Total Common Stocks (Cost $423,401,050)		459,386,308
Short-Term Investments (4.2%)
$20,033,241	Brown Brothers Harriman Time Deposit — U.S. Dollar, 0.30%, 07/01/09#	20,033,241

Total Short-Term Investments (Cost $20,033,241)		20,033,241
Mutual Funds (17.9%)
85,545,914	Invesco Aim Liquid Assets Portfolio, 0.52%^	85,545,914

Total Mutual Funds (Cost $85,545,914)		85,545,914
Total Investments 118.4% (Cost $528,980,205)		564,965,463
Liabilities Less Other Assets (18.4)%		(87,849,136)

Net Assets 100.0%		$477,116,327

The accompanying notes are an integral part of this Schedule of Investments.

†	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2009.

^	Investments made with cash collateral received from securities on loan. The rates listed are as of June 30, 2009.

(a)	All or a portion of the security was on loan as of June 30, 2009.

ADR	American Depositary Receipt
Schedule of Investments

ICON ENERGY FUND
SCHEDULE OF INVESTMENTS
June 30, 2009 (UNAUDITED)

Industry Composition

Integrated Oil & Gas	30.0%
Oil & Gas Equipment & Services	18.4%
Oil & Gas Drilling	17.3%
Coal & Consumable Fuels	12.2%
Oil & Gas Exploration & Production	10.1%
Oil & Gas Storage & Transportation	5.1%
Independent Power Producers & Energy Traders	1.9%
Electrical Components & Equipment	1.3%

96.3%

Sector Composition

Energy	93.1%
Telecommunications & Utilities	1.9%
Industrial	1.3%

96.3%

Percentages are based upon net assets.
Schedule of Investments

ICON FINANCIAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2009 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (98.3%)
41,900	Aflac, Inc.	$1,302,671
69,000	Allianz SE — ADR	635,490
168,200	American Capital, Ltd.	539,922
63,600	American Express Co.	1,478,064
30,400	American Financial Group, Inc.	656,032
24,500	Ameriprise Financial, Inc.	594,615
126,300	Apollo Investment Corp.	757,800
36,500	Assured Guaranty, Ltd.	451,870
91,800	Banco Bilbao Vizcaya Argentaria S.A. — ADR	1,153,008
103,100	Banco Santander Central Hispano S.A. — ADR	1,247,510
421,800	Bank of America Corp.	5,567,760
43,000	Bank of New York Mellon Corp.	1,260,330
397,300	BGC Partners, Inc. — Class A	1,505,767
58,600	Capital One Financial Corp.	1,282,168
19,700	Cash America International, Inc.	460,783
1,900	CME Group, Inc.	591,109
27,400	Comerica, Inc.	579,510
19,700	Credicorp, Ltd.	1,146,540
80,900	Delphi Financial Group, Inc. — Class A	1,571,887
9,200	Deutsche Bank AG — ADR	561,200
73,800	Dollar Financial Corp.†	1,017,702
25,100	Federated Investors, Inc.	604,659
126,000	Fifth Third Bancorp	894,600
111,100	Genworth Financial, Inc. — Class A	776,589
232,500	ING Groep N.V. — ADR	2,357,550
184,700	iStar Financial, Inc.	524,548
111,300	JPMorgan Chase & Co.	3,796,443
43,200	Lincoln National Corp.	743,472
14,400	Loews Corp.	394,560
21,000	Manulife Financial Corp.	364,350
58,800	MBIA, Inc.†	254,604
40,800	MetLife, Inc.	1,224,408
98,700	Morgan Stanley	2,813,937
65,400	National Financial Partners Corp.	478,728
21,200	PNC Financial Services Group, Inc.	822,772
12,100	Prosperity Bancshares, Inc.	360,943
82,400	Protective Life Corp.	942,656
39,600	Prudential Financial, Inc.	1,473,912
23,200	State Street Corp.	1,095,040
41,400	Sun Life Financial, Inc.	1,114,488
23,600	The Allstate Corp.	575,840
31,400	The Goldman Sachs Group, Inc.	4,629,616
40,300	The Hartford Financial Services Group, Inc.	478,361
57,500	UBS AG — ADR†	702,075
45,800	Unum Group	726,388
226,500	Wells Fargo & Co.	5,494,890
23,500	World Acceptance Corp.†	467,885
61,000	Xl Capital, Ltd. — Class A	699,060

Total Common Stocks (Cost $51,919,340)		59,174,112
Short-Term Investments (1.5%)
$886,208	Brown Brothers Harriman Time Deposit - U.S. Dollar, 0.30%, 07/01/09#	886,208

Total Short-Term Investments (Cost $886,208)		886,208
Total Investments 99.8% (Cost $52,805,548)		60,060,320
Other Assets Less Liabilities 0.2%		137,569

Net Assets 100.0%		$60,197,889

The accompanying notes are an integral part of this Schedule of Investments.

†	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2009.

ADR	American Depositary Receipt
Schedule of Investments

ICON FINANCIAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2009 (UNAUDITED)

Industry Composition

Other Diversified Financial Services	19.4%
Diversified Banks	16.0%
Life & Health Insurance	15.6%
Investment Banking & Brokerage	14.9%
Asset Management & Custody Banks	8.1%
Consumer Finance	7.8%
Multi-Line Insurance	4.9%
Regional Banks	3.5%
Property & Casualty Insurance	3.3%
Diversified Capital Markets	2.1%
Specialized Finance	1.0%
Other Industries (each less than 1%)	1.7%

98.3%

Sector Composition

Financial	98.3%

98.3%

Percentages are based upon net assets.
Schedule of Investments

ICON HEALTHCARE FUND
SCHEDULE OF INVESTMENTS
June 30, 2009 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (96.4%)
51,300	Aetna, Inc.	$1,285,065
45,700	Aflac, Inc.	1,420,813
11,200	Air Products & Chemical, Inc.(a)	723,408
67,300	Allergan, Inc.	3,202,134
148,000	Amerisource-Bergen Corp.	2,625,520
25,300	Baxter International, Inc.(a)	1,339,888
25,600	Bayer AG — ADR	1,372,160
25,000	Becton, Dickinson & Co.	1,782,750
23,700	Biogen Idec, Inc.†	1,070,055
103,600	Bristol-Myers Squibb Co.	2,104,116
30,000	C.R. Bard, Inc.(a)	2,233,500
36,600	Cardinal Health, Inc.	1,118,130
96,500	CIGNA Corp.	2,324,685
114,500	Community Health Systems, Inc.†	2,891,125
15,400	Covance, Inc.†	757,680
57,500	Coventry Health Care, Inc.†	1,075,825
162,500	Eli Lilly and Co.(a)	5,629,000
45,000	Express Scripts, Inc.†	3,093,750
98,200	Health Net, Inc.†	1,527,010
33,800	Henry Schein, Inc.†(a)	1,620,710
150,400	Johnson & Johnson, Inc.(a)	8,542,720
45,000	Laboratory Corp. of America Holdings†(a)	3,050,550
54,200	Lincoln National Corp.(a)	932,782
24,300	McKesson Corp.(a)	1,069,200
85,000	Medco Health Solutions, Inc.†	3,876,850
45,400	Medtronic, Inc.	1,584,006
187,500	Merck & Co., Inc.(a)	5,242,500
72,900	MetLife, Inc.	2,187,729
118,600	Mylan Laboratories, Inc.†(a)	1,547,730
81,500	Orthofix International N.V.†	2,038,315
174,100	Par Pharmaceutical Cos., Inc.†	2,637,615
78,400	PAREXEL International Corp.†	1,127,392
494,700	Pfizer, Inc.(a)	7,420,500
72,200	Prudential Financial, Inc.	2,687,284
77,900	PSS World Medical, Inc.†(a)	1,441,929
35,100	Sanofi-Aventis S.A. — ADR	1,035,099
41,500	Sepracor, Inc.†	718,780
45,000	St. Jude Medical, Inc.†	1,849,500
47,000	Synovis Life Technologies, Inc.†	976,190
25,100	Thermo Electron Corp.†	1,023,327
116,800	UnitedHealth Group, Inc.(a)	2,917,664
16,900	VCA Antech, Inc.†(a)	451,230
33,400	Walgreen Co.	981,960
133,000	Watson Pharmaceutical, Inc.†(a)	4,476,780
59,300	WellPoint, Inc.†	3,017,777

Total Common Stocks (Cost $101,747,034)		102,032,733
Short-Term Investments (1.7%)
$1,751,918	Brown Brothers Harriman Time Deposit — U.S. Dollar, 0.30%, 07/01/09#	1,751,918

Total Short-Term Investments (Cost $1,751,918)		1,751,918
Mutual Funds (31.4%)
33,221,721	Invesco Aim Liquid Assets Portfolio, 0.52%^	33,221,721

Total Mutual Funds (Cost $33,221,721)		33,221,721
Total Investments 129.5% (Cost $136,720,673)		137,006,372
Liabilities Less Other Assets (29.5)%		(31,213,953)

Net Assets 100.0%		$105,792,419

The accompanying notes are an integral part of this Schedule of Investments.

†	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2009.

^	Investments made with cash collateral received from securities on loan. The rates listed are as of June 30, 2009.

(a)	All or a portion of the security was on loan as of June 30, 2009.

ADR	American Depositary Receipt
Schedule of Investments

ICON HEALTHCARE FUND
SCHEDULE OF INVESTMENTS
June 30, 2009 (UNAUDITED)

Industry Composition

Pharmaceuticals	41.6%
Managed Health Care	11.4%
Health Care Equipment	11.1%
Health Care Services	9.5%
Health Care Distributors	7.5%
Life & Health Insurance	6.8%
Health Care Facilities	3.1%
Life Sciences Tools & Services	2.8%
Biotechnology	1.0%
Other Industries (each less than 1%)	1.6%

96.4%

Sector Composition

Health Care	86.9%
Financial	7.9%
Leisure & Consumer Staples	0.9%
Materials	0.7%

96.4%

Percentages are based upon net assets.
Schedule of Investments

ICON INDUSTRIALS FUND
SCHEDULE OF INVESTMENTS
June 30, 2009 (UNAUDITED)

Shares or Principal Amount		Value
| |
Common Stocks (98.3%)
30,000	3M Co.(a)	$1,803,000
25,000	Acuity Brands, Inc.(a)	701,250
30,000	AMETEK, Inc.(a)	1,037,400
70,000	BE Aerospace, Inc.†(a)	1,005,200
21,000	Burlington Northern Santa Fe Corp.(a)	1,544,340
25,000	Caterpillar, Inc.	826,000
130,000	Cenveo, Inc.†(a)	549,900
30,000	Crane Co.(a)	669,300
30,000	CSX Corp.	1,038,900
18,000	Cummins, Inc.	633,780
15,000	Danaher Corp.(a)	926,100
25,000	Deluxe Corp.	320,250
30,000	Dover Corp.	992,700
12,000	Eaton Corp.(a)	535,320
8,000	First Solar, Inc.†	1,296,960
50,000	Foster Wheeler AG†	1,187,500
15,000	GATX Corp.	385,800
100,000	Genco Shipping & Trading, Ltd.(a)	2,172,000
20,000	General Dynamics Corp.(a)	1,107,800
600,000	General Electric Co.	7,032,000
20,000	Harsco Corp.	566,000
62,800	Honeywell International, Inc.	1,971,920
30,000	Ingersoll Rand Co., Ltd. — Class A	627,000
35,000	Jacobs Engineering Group, Inc.†	1,473,150
50,000	Kirby Corp.†	1,589,500
12,000	L-3 Communications Holdings, Inc.	832,560
40,000	Lockheed Martin Corp.	3,226,000
30,000	Middleby Corp.†(a)	1,317,600
425,000	Navios Maritime Holdings, Inc.	1,797,750
25,000	Norfolk Southern Corp.	941,750
27,000	Northrop Grumman Corp.	1,233,360
15,000	Parker Hannifin Corp.	644,400
30,000	Pitney Bowes, Inc.	657,900
10,000	Precision Castparts Corp.	730,300
75,000	R. R. Donnelley & Sons Co.	871,500
35,000	Raytheon Co.	1,555,050
25,000	Rockwell Collins, Inc.	1,043,250
20,000	Siemens AG — ADR	1,383,800
20,000	SunPower Corp. — Class A†(a)	532,800
21,800	Sykes Enterprises, Inc.†	394,362
35,000	The Boeing Co.(a)	1,487,500
25,000	Triumph Group, Inc.(a)	1,000,000
40,000	Tutor Perini Corp.†(a)	694,400
25,000	Tyco International, Ltd.	649,500
35,900	Union Pacific Corp.	1,868,954
90,000	United Technologies Corp.(a)	4,676,400
18,000	W.W. Grainger, Inc.(a)	1,473,840
24,100	Woodward Governor Co.	477,180

Total Common Stocks (Cost $71,100,339)		61,483,226
Short-Term Investments (3.5%)
$2,175,982	Brown Brothers Harriman Time Deposit — U.S. Dollar, 0.30%, 07/01/09#	2,175,982

Total Short-Term Investments (Cost $2,175,982)		2,175,982
Mutual Funds (25.8%)
16,153,243	Invesco Aim Liquid Assets Portfolio, 0.52%^	16,153,243

Total Mutual Funds (Cost $16,153,243)		16,153,243
Total Investments 127.6% (Cost $89,429,564)		79,812,451
Liabilities Less Other Assets (27.6)%		(17,240,203)

Net Assets 100.0%		$62,572,248

The accompanying notes are an integral part of this Schedule of Investments.

†	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2009.

^	Investments made with cash collateral received from securities on loan. The rates listed are as of June 30, 2009.

(a)	All or a portion of the security was on loan as of June 30, 2009.

ADR	American Depositary Receipt
Schedule of Investments

ICON INDUSTRIALS FUND
SCHEDULE OF INVESTMENTS
June 30, 2009 (UNAUDITED)

Industry Composition

Aerospace & Defense	31.9%
Industrial Conglomerates	17.3%
Industrial Machinery	10.1%
Marine	8.9%
Railroads	8.7%
Electrical Components & Equipment	6.5%
Construction & Engineering	5.3%
Trading Companies & Distributors	2.9%
Construction & Farm Machinery & Heavy Trucks	2.3%
Commercial Printing	2.3%
Office Services & Supplies	1.6%
Other Industries (each less than 1%)	0.5%

98.3%

Sector Composition

Industrial	98.3%

98.3%

Percentages are based upon net assets.
Schedule of Investments

ICON INFORMATION TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS
June 30, 2009 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (97.8%)
38,600	Anixter International, Inc.†	$1,450,974
66,600	Apple Computer, Inc.†(a)	9,485,838
48,600	Arrow Electronics, Inc.†	1,032,264
49,000	Avnet, Inc.†	1,030,470
164,100	Brightpoint, Inc.†(a)	1,028,907
247,000	Cisco Systems, Inc.†	4,604,080
39,400	Cognizant Technology Solutions Corp.†	1,051,980
20,500	Computer Sciences Corp.†(a)	908,150
94,000	Convergys Corp.†	872,320
112,600	CSG Systems International, Inc.†	1,490,824
128,100	Dell, Inc.†	1,758,813
62,600	eBay, Inc.†(a)	1,072,338
41,700	Fidelity National Information Services, Inc.(a)	832,332
68,000	Fiserv, Inc.†(a)	3,107,600
859,100	Flextronics International, Ltd.†	3,530,901
131,600	Global Cash Access Holdings, Inc.†	1,047,536
11,600	Google, Inc. — Class A†(a)	4,890,444
18,482	Harris Stratex Networks, Inc. — Class A†	119,763
152,400	Hewlett-Packard Co.	5,890,260
46,100	Ingram Micro, Inc.†(a)	806,750
174,700	Insight Enterprises, Inc.†	1,687,602
83,300	International Business Machines Corp.	8,698,186
350,600	Jabil Circuit, Inc.	2,601,452
61,800	Logitech International S.A. — ADR†(a)	865,200
5,100	Mastercard, Inc. — Class A(a)	853,281
500,600	Microsoft Corp.	11,899,262
39,600	Multi-Fineline Electronix, Inc.†	847,440
108,600	NETGEAR, Inc.†	1,564,926
246,500	Oracle Corp.	5,280,030
13,500	Research In Motion, Ltd.†	959,175
80,700	Rogers Corp.†	1,632,561
40,400	SAP AG — ADR(a)	1,623,676
36,600	ScanSource, Inc.†	897,432
33,000	Sohu.com, Inc.†(a)	2,073,390
14,200	Synaptics, Inc.†(a)	548,830
80,000	SYNNEX Corp.†(a)	1,999,200
35,500	Tech Data Corp.†(a)	1,161,205
128,300	Technitrol, Inc.	830,101
171,700	Teradyne, Inc.†(a)	1,177,862
212,400	Verifone Holdings, Inc.†	1,595,124
32,800	VeriSign, Inc.†(a)	606,144
25,300	Visa, Inc. — Class A(a)	1,575,178
495,900	Vishay Intertechnology, Inc.†	3,367,161
169,000	Xerox Corp.(a)	1,095,120

Total Common Stocks (Cost $92,503,826)		101,452,082
Short-Term Investments (0.3%)
$285,705	Brown Brothers Harriman Time Deposit — U.S. Dollar, 0.30%, 07/01/09#	285,705

Total Short-Term Investments (Cost $285,705)		285,705
Mutual Funds (29.4%)
30,472,468	Invesco Aim Liquid Assets Portfolio, 0.52%^	30,472,468

Total Mutual Funds (Cost $30,472,468)		30,472,468
Total Investments 127.5% (Cost $123,261,999)		132,210,255
Liabilities Less Other Assets (27.5)%		(28,500,876)

Net Assets 100.0%		$103,709,379

The accompanying notes are an integral part of this Schedule of Investments.

†	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2009.

^	Investments made with cash collateral received from securities on loan. The rates listed are as of June 30, 2009.

(a)	All or a portion of the security was on loan as of June 30, 2009.

ADR	American Depositary Receipt
Schedule of Investments

ICON INFORMATION TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS
June 30, 2009 (UNAUDITED)

Industry Composition

Computer Hardware	25.0%
Systems Software	16.6%
Data Processing & Outsourced Services	11.8%
Technology Distributors	10.7%
Internet Software & Services	8.3%
Communications Equipment	6.9%
Electronic Manufacturing Services	6.7%
Electronic Components	5.7%
Application Software	1.6%
Computer Storage & Peripherals	1.3%
Semiconductor Equipment	1.1%
Office Electronics	1.1%
IT Consulting & Other Services	1.0%

97.8%

Sector Composition

Information Technology	97.8%

97.8%

Percentages are based upon net assets.
Schedule of Investments

ICON LEISURE AND CONSUMER STAPLES FUND
SCHEDULE OF INVESTMENTS
June 30, 2009 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (96.9%)
14,500	Altria Group, Inc.	$237,655
21,800	Avon Products, Inc.(a)	562,004
13,500	Burger King Holdings, Inc.	233,145
18,100	Carnival Corp.	466,437
11,200	CEC Entertainment, Inc.†	330,176
57,600	Coca-Cola Enterprises, Inc.	959,040
58,300	Comcast Corp. — Class A	844,767
7,300	Corn Products International, Inc.(a)	195,567
6,700	Cracker Barrel Old Country Store, Inc.(a)	186,930
29,800	CVS Caremark Corp.	949,726
22,300	DISH Network Corp. — Class A†	361,483
8,900	Fomento Economico Mexicano S.A.B. de C.V. – ADR	286,936
10,800	Fresh Del Monte Produce, Inc.†	175,608
8,300	Herbalife, Ltd.	261,782
9,900	Hormel Foods Corp.	341,946
15,200	Kraft Foods, Inc. — Class A	385,168
10,700	Life Time Fitness, Inc.†(a)	214,107
2,800	Lorillard, Inc.	189,756
43,500	Mattel, Inc.	698,175
9,000	McCormick & Co., Inc.	292,770
5,700	Meredith Corp.	145,635
12,100	NBTY, Inc.†(a)	340,252
90,700	News Corp. — Class A	826,277
34,700	Nu Skin Enterprises, Inc. — Class A	530,910
16,500	PepsiCo, Inc.	906,840
31,200	Pool Corp.(a)	516,672
27,400	RC2 Corp.†(a)	362,502
15,700	Red Robin Gourmet Burgers, Inc.†	294,375
28,100	Rentrak Corp.†	461,683
38,100	Royal Caribbean Cruises, Ltd.(a)	515,874
17,100	Safeway, Inc.(a)	348,327
20,200	Smithfield Foods, Inc.†(a)	282,194
20,800	Starbucks Corp.†(a)	288,912
13,500	Sysco Corp.	303,480
35,000	Texas Roadhouse, Inc. — Class A†(a)	381,850
50,600	The DIRECTV Group, Inc.†(a)	1,250,326
10,600	The McGraw-Hill Cos., Inc.	319,166
17,500	The Thomson Corp.(a)	512,925
67,470	The Walt Disney Co.(a)	1,574,075
8,575	Time Warner Cable, Inc.	271,570
42,766	Time Warner, Inc.(a)	1,077,276
102,400	Valassis Communications, Inc.†(a)	625,664
14,400	Viacom, Inc. — Class B†	326,880
10,300	Wal-Mart Stores, Inc.	498,932
27,800	Walgreen Co.	817,320
11,200	Wimm-Bill-Dann Foods OJSC – ADR†	615,440

Total Common Stocks (Cost $22,588,760)		22,568,535
Short-Term Investments (2.3%)
$542,590	Brown Brothers Harriman Time Deposit – U.S. Dollar, 0.30%, 07/01/09#	542,590

Total Short-Term Investments (Cost $542,590)		542,590
Mutual Funds (25.9%)
6,035,419	Invesco Aim Liquid Assets Portfolio, 0.52%^	6,035,419

Total Mutual Funds (Cost $6,035,419)		6,035,419
Total Investments 125.1% (Cost $29,166,769)		29,146,544
Liabilities Less Other Assets (25.1)%		(5,851,443)

Net Assets 100.0%		$23,295,101

The accompanying notes are an integral part of this Schedule of Investments.

†	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2009.

^	Investments made with cash collateral received from securities on loan. The rates listed are as of June 30, 2009.

(a)	All or a portion of the security was on loan as of June 30, 2009.

ADR	American Depositary Receipt
Schedule of Investments

ICON LEISURE AND CONSUMER STAPLES FUND
SCHEDULE OF INVESTMENTS
June 30, 2009 (UNAUDITED)

Industry Composition

Movies & Entertainment	19.5%
Cable & Satellite	10.6%
Soft Drinks	9.2%
Packaged Foods & Meats	8.3%
Drug Retail	7.6%
Restaurants	7.3%
Personal Products	7.3%
Publishing	6.9%
Leisure Products	6.8%
Hotels Resorts & Cruise Lines	4.2%
Hypermarkets & Super Centers	2.1%
Tobacco	1.8%
Agricultural Products	1.6%
Food Retail	1.5%
Food Distributors	1.3%
Other Industries (each less than 1%)	0.9%

96.9%

Sector Composition

Leisure & Consumer Staples	95.8%
Materials	1.1%

96.9%

Percentages are based upon net assets.
Schedule of Investments

ICON MATERIALS FUND
SCHEDULE OF INVESTMENTS
June 30, 2009 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (98.3%)
15,000	Agrium, Inc.(a)	$598,350
60,000	Air Products & Chemical, Inc.(a)	3,875,400
30,000	Airgas, Inc.	1,215,900
60,000	Alcoa, Inc.(a)	619,800
38,700	Ashland, Inc.	1,085,535
16,000	Atwood Oceanics, Inc.†	398,560
30,000	Ball Corp.	1,354,800
60,000	Bemis Co., Inc.	1,512,000
180,200	Buckeye Technologies, Inc.†	809,098
30,000	Carpenter Technology Corp.	624,300
50,000	Celanese Corp.	1,187,500
25,000	CF Industries Holdings, Inc.	1,853,500
30,000	Cliffs Natural Resources, Inc.	734,100
70,000	Commercial Metals Co.	1,122,100
32,300	CONSOL Energy, Inc.	1,096,908
5,000	Diamond Offshore Drilling, Inc.(a)	415,250
305,000	Dow Chemical Co.(a)	4,922,700
240,000	E.I. du Pont de Nemours and Co.(a)	6,148,800
45,000	Ecolab, Inc.(a)	1,754,550
35,000	FMC Corp.	1,655,500
83,100	Genco Shipping & Trading, Ltd.(a)	1,804,932
75,000	Gerdau Ameristeel Corp.	511,500
8,000	Greif, Inc. — Class A(a)	353,760
22,000	International Flavors & Fragrances, Inc.	719,840
60,000	Lubrizol Corp.	2,838,600
70,000	Mechel — ADR	584,500
100,000	Methanex Corp.(a)	1,224,000
155,000	Monsanto Co.	11,522,700
449,600	Navios Maritime Holdings, Inc.	1,901,808
90,000	Nucor Corp.(a)	3,998,700
17,000	Owens-Illinois, Inc.†	476,170
30,000	Pactiv Corp.†	651,900
10,000	Posco — ADR	826,700
25,000	Potash Corp. of Saskatchewan, Inc.(a)	2,326,250
25,000	PPG Industries, Inc.	1,097,500
65,000	Praxair, Inc.	4,619,550
40,000	Reliance Steel & Aluminum Co.	1,535,600
40,000	Rockwood Holdings, Inc.†(a)	585,600
30,000	RPM International, Inc.	421,200
10,000	Schnitzer Steel Industries, Inc.	528,600
45,000	Sonoco Products Co.(a)	1,077,750
65,000	Steel Dynamics, Inc.	957,450
25,000	Syngenta AG — ADR	1,163,000
35,000	The Mosaic Co.	1,550,500
5,200	Transocean, Ltd.†	386,308
30,000	United States Steel Corp.(a)	1,072,200
41,000	Walter Energy, Inc.	1,485,840

Total Common Stocks (Cost $73,764,742)		79,207,109
Short-Term Investments (1.4%)
$1,145,325	Brown Brothers Harriman Time Deposit – U.S. Dollar, 0.30%, 07/01/09#	1,145,325

Total Short-Term Investments (Cost $1,145,325)		1,145,325
Mutual Funds (22.2%)
17,889,463	Invesco Aim Liquid Assets Portfolio, 0.52%^	17,889,463

Total Mutual Funds (Cost $17,889,463)		17,889,463
Total Investments 121.9% (Cost $92,799,530)		98,241,897
Liabilities Less Other Assets (21.9)%		(17,644,374)

Net Assets 100.0%		$80,597,523

The accompanying notes are an integral part of this Schedule of Investments.

†	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2009.

^	Investments made with cash collateral received from securities on loan. The rates listed are as of June 30, 2009.

(a)	All or a portion of the security was on loan as of June 30, 2009.

ADR	American Depositary Receipt
Schedule of Investments

ICON MATERIALS FUND
SCHEDULE OF INVESTMENTS
June 30, 2009 (UNAUDITED)

Industry Composition

Fertilizers & Agricultural Chemicals	23.5%
Diversified Chemicals	18.6%
Steel	15.5%
Industrial Gases	12.0%
Specialty Chemicals	7.8%
Marine	4.6%
Metal & Glass Containers	3.5%
Paper Packaging	3.2%
Coal & Consumable Fuels	3.3%
Commodity Chemicals	3.0%
Oil & Gas Drilling	1.5%
Paper Products	1.0%
Other Industries (each less than 1%)	0.8%

98.3%

Sector Composition

Materials	88.0%
Energy	5.7%
Industrial	4.6%

98.3%

Percentages are based upon net assets.
Schedule of Investments

ICON TELECOMMUNICATION & UTILITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2009 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (96.4%)
8,400	Allegheny Energy, Inc.	$215,460
11,100	Alliant Energy Corp.	290,043
15,000	America Movil S.A.B. de C.V. — ADR	580,800
12,000	Aqua America, Inc.	214,800
100,600	AT&T, Inc.	2,498,904
15,000	Brasil Telecom S.A. — ADR	293,550
20,000	China Mobile, Ltd. — ADR	1,001,600
15,000	Companhia de Saneamento Basico do Estado de Sao Paulo — ADR	449,850
3,000	CONSOL Energy, Inc.	101,880
9,000	Constellation Energy Group, Inc.	239,220
28,100	Dominion Resources, Inc. of Virginia	939,102
8,400	DPL, Inc.	194,628
16,500	Edison International	519,090
37,000	El Paso Electric Co.†	516,520
8,400	Entergy Corp.	651,168
500	First Solar, Inc.†	81,060
11,000	FPL Group, Inc.	625,460
30,000	General Electric Co.	351,600
8,400	Integrys Energy Group, Inc.	251,916
15,000	Middlesex Water Co.	216,750
1,500	Mobile TeleSystems — ADR†	55,395
1,500	Neutral Tandem, Inc.†	44,280
5,000	Northrop Grumman Corp.	228,400
10,000	NRG Energy, Inc.†	259,600
25,000	NV Energy, Inc.	269,750
30,000	Partner Communications Co., Ltd. — ADR	512,700
11,300	Pepco Holdings, Inc.	151,872
7,000	Philippine Long Distance Telephone Co. — ADR	348,040
17,000	Portland General Electric Co.	331,160
12,700	PPL Corp.	418,592
35,000	Premiere Global Services, Inc.†	379,400
37,900	Public Service Enterprise Group, Inc.	1,236,677
2,500	Raytheon Co.	111,075
4,900	Sempra Energy	243,187
7,000	Siemens AG — ADR	484,330
5,600	Southern Co.	174,496
12,500	Southwest Gas Corp.	277,625
20,000	Southwest Water Co.	110,400
7,500	Swisscom AG — ADR	229,875
25,000	Syniverse Holdings, Inc.†	400,750
8,000	Telefonica S.A. — ADR	543,120
10,000	Telenor ASA — ADR†	230,500
35,000	The AES Corp.†	406,350
84,000	Verizon Communications, Inc.	2,581,320
30,000	Vodafone Group PLC — ADR	584,700
2,700	Wisconsin Energy Corp.	109,917
30,900	Xcel Energy, Inc.	568,869

Total Common Stocks (Cost $23,128,449)		21,525,781

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

Corporate Bonds (2.0%)
$200,000	Exelon Generation Co., LLC	5.35%	1/15/14	200,330
250,000	Exelon Generation Co., LLC	6.20%	10/1/17	248,842

Total Corporate Bonds (Cost $435,540)				449,172

Shares or Principal Amount		Value

Short-Term Investments (3.1%)
$700,761	Brown Brothers Harriman Time Deposit - U.S. Dollar, 0.30%, 07/01/09#	700,761

Total Short-Term Investments (Cost $700,761)		700,761
Total Investments 101.5% (Cost $24,264,750)		22,675,714
Liabilities Less Other Assets (1.5)%		(339,467)

Net Assets 100.0%		$22,336,247

The accompanying notes are an integral part of this Schedule of Investments.

†	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2009.

ADR	American Depositary Receipt
Schedule of Investments

ICON TELECOMMUNICATION & UTILITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2009 (UNAUDITED)

Industry Composition

Integrated Telecommunication Services	28.7%
Electric Utilities	19.4%
Multi-Utilities	16.2%
Wireless Telecommunication Services	15.6%
Water Utilities	4.5%
Independent Power Producers & Energy Traders	4.1%
Industrial Conglomerates	3.8%
Alternative Carriers	1.7%
Aerospace & Defense	1.5%
Electrical Components & Equipment	1.3%
Gas Utilities	1.2%
Other Industries (each less than 1%)	0.4%

98.4%

Sector Composition

Telecommunications & Utilities	91.4%
Industrial	6.6%
Energy	0.4%

98.4%

Percentages are based upon net assets.
Schedule of Investments

ICON BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2009 (UNAUDITED)

Shares or Principal		Interest	Maturity
Amount		Rate	Date	Value

Corporate Bonds (97.5%)
$220,000	Ace INA Holdings, Inc.	8.88%	08/15/29	$233,802
500,000	Aetna, Inc.	5.75%	06/15/11	522,723
500,000	AK Steel Corp.	7.75%	06/15/12	485,000
2,000,000	Alabama Power Co.(a)	0.85%	08/25/09	2,000,674
525,000	Alcoa, Inc.	7.38%	08/01/10	540,312
700,000	Alcoa, Inc.	6.50%	06/01/11	713,632
1,000,000	Allied Waste North America	6.50%	11/15/10	1,017,500
275,000	Allied Waste North America	5.75%	02/15/11	277,063
1,000,000	Allied Waste North America	6.88%	06/01/17	990,000
1,000,000	Altria Group, Inc.	7.75%	02/06/14	1,102,315
2,150,000	American Express Centurion Bank(a)	0.48%	12/17/09	2,136,947
1,800,000	American Express Credit Co.(a)	0.43%	02/24/12	1,628,039
500,000	American Express Credit Co.	7.30%	08/20/13	519,854
250,000	American General Finance Corp.	3.88%	10/01/09	238,750
750,000	American General Finance Corp.	5.38%	10/01/12	442,241
650,000	Arizona Pub Service Co.	6.38%	10/15/11	674,296
950,000	AT&T, Inc.	4.13%	09/15/09	954,785
500,000	AT&T, Inc.	5.80%	02/15/19	507,654
500,000	AutoZone, Inc.	4.38%	06/01/13	482,591
500,000	AutoZone, Inc.	5.50%	11/15/15	494,875
500,000	Ball Corp.	6.88%	12/15/12	498,750
1,500,000	Bank of America Corp.	6.25%	04/15/12	1,541,143
1,000,000	Bank of America Corp.	4.88%	09/15/12	988,992
950,000	Bank of America Corp.(a)	0.93%	06/15/17	638,241
2,000,000	BB&T Corp.	6.50%	08/01/11	2,066,422
1,500,000	Boeing Co.	5.00%	03/15/14	1,579,236
750,000	Boston Scientific Corp.	6.00%	06/15/11	748,125
500,000	British Telecom PLC — YD(a)	8.13%	12/15/10	531,036
1,500,000	Caterpillar Financial SE	6.13%	02/17/14	1,600,036
1,000,000	Caterpillar Financial Services Corp.(a)	1.20%	10/09/09	1,000,090
150,000	Centex Corp.	4.55%	11/01/10	146,625
1,127,000	Chartered Semiconductor — YD	5.75%	08/03/10	1,103,520
450,000	Cincinnati Financial Corp.	6.90%	05/15/28	230,217
750,000	CIT Group, Inc.	4.75%	12/15/10	588,757
355,000	CIT Group, Inc.	7.75%	04/02/12	212,607
1,000,000	Citigroup, Inc.(a)	1.00%	05/18/10	981,997
1,000,000	Citigroup, Inc.	4.63%	08/03/10	995,018
775,000	Citigroup, Inc.	6.50%	01/18/11	786,985
1,000,000	Citigroup, Inc.	6.00%	02/21/12	988,722
850,000	Citigroup, Inc.	5.30%	10/17/12	819,874
1,750,000	Comcast Cable Communications Holdings	8.38%	03/15/13	1,995,000
400,000	Comcast Cable Communications Holdings	8.88%	05/01/17	470,310
500,000	Comcast Cable Holdings LLC	9.80%	02/01/12	563,176
550,000	Comerica Bank	7.13%	12/01/13	512,166
500,000	ConocoPhillips	4.75%	02/01/14	520,592
500,000	Consolidated Edison Co. of New York	5.55%	04/01/14	532,925
114,000	Cox Communications, Inc.	7.63%	06/15/25	115,043
500,000	Credit Suisse New York — YD	5.50%	05/01/14	519,470
1,000,000	Credit Suisse USA, Inc.(a)	0.85%	03/02/11	981,988
1,000,000	Credit Suisse USA, Inc.	6.13%	11/15/11	1,070,642
500,000	CSX Corp.	5.75%	03/15/13	512,675
500,000	CSX Corp.	7.38%	02/01/19	543,020
1,000,000	CVS Caremark Corp.	5.75%	06/01/17	1,005,168
750,000	Daimler Finance NA	8.00%	06/15/10	774,362
1,000,000	Daimler Finance NA	7.75%	01/18/11	1,042,153
2,500,000	Daimler Finance NA	6.50%	11/15/13	2,541,340
500,000	Denbury Resources, Inc.	9.75%	03/01/16	513,750
500,000	Deutsche Telekom International Finance — YD	8.50%	06/15/10	525,832
260,000	Dillard’s, Inc.	9.50%	09/01/09	258,050
232,000	Dillard’s, Inc.	9.13%	08/01/11	211,120
1,000,000	DIRECTV Holdings LLC	8.38%	03/15/13	1,002,500
850,000	DPL, Inc.	6.88%	09/01/11	893,213
450,000	E.I. Du Pont de Nemours	5.00%	07/15/13	473,234

ICON BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2009 (UNAUDITED)

Shares or Principal		Interest	Maturity
Amount		Rate	Date	Value

Corporate Bonds — Continued
$1,000,000	E.I. Du Pont De Nemours	4.75%	03/15/15	$1,036,945
450,000	Exelon Generation Co., LLC	5.35%	01/15/14	450,744
750,000	Exelon Generation Co., LLC	6.20%	10/01/17	746,525
500,000	Farmers Insurance Capital Notes(b)	7.20%	07/15/48	285,558
6,000	First American Financial Corp.	7.55%	04/01/28	4,212
500,000	FirstEnergy Corp.	6.45%	11/15/11	521,880
1,000,000	Fiserv, Inc.	6.13%	11/20/12	1,037,997
750,000	Fortune Brands, Inc.	4.88%	12/01/13	730,139
500,000	Freeport-McMoRan Copper & Gold, Inc.	8.25%	04/01/15	505,000
500,000	Freeport-McMoRan Copper & Gold, Inc.	8.38%	04/01/17	503,750
1,000,000	General Electric Capital Corp.(a)	0.67%	03/12/10	990,675
1,950,000	General Electric Capital Corp.(a)	1.48%	02/01/11	1,887,842
250,000	General Electric Capital Corp.	5.88%	02/15/12	261,123
1,000,000	General Electric Capital Corp.	5.25%	10/19/12	1,027,977
500,000	General Electric Capital Corp.	5.45%	01/15/13	513,156
1,000,000	General Electric Capital Corp.(a)	1.12%	05/08/13	872,186
500,000	General Electric Capital Corp.	4.75%	09/15/14	491,181
450,000	Hartford Financial Services Group	5.25%	10/15/11	434,920
2,000,000	Honeywell International, Inc.(a)	1.14%	07/27/09	2,000,808
500,000	Household Finance Corp.	4.75%	07/15/13	488,230
1,900,000	Household Finance Corp.(a)	1.46%	11/10/13	1,665,787
500,000	HSBC Finance Corp.	7.00%	05/15/12	515,484
900,000	HSBC Finance Corp.	5.90%	06/19/12	906,410
2,000,000	HSBC Finance Corp.	5.00%	06/30/15	1,863,590
950,000	IBM Corp.	8.38%	11/01/19	1,173,808
1,000,000	IBM International Group Capital(a)	1.39%	07/29/09	1,000,661
900,000	Ingersoll-Rand Global Holding Co.	9.50%	04/15/14	985,578
294,000	International Lease Finance Corp.	4.88%	09/01/10	263,535
450,000	John Hancock(b)	7.38%	02/15/24	421,819
2,000,000	JPMorgan Chase & Co.(a)	0.37%	05/07/10	1,993,274
2,000,000	JPMorgan Chase & Co.	6.75%	02/01/11	2,090,926
1,850,000	JPMorgan Chase & Co.	6.63%	03/15/12	1,947,600
500,000	Kraft Foods, Inc.	6.25%	06/01/12	538,870
950,000	Kraft Foods, Inc.	6.13%	02/01/18	982,227
750,000	Land O’Lakes, Inc.	9.00%	12/15/10	759,375
1,500,000	Marathon Oil Corp.	6.50%	02/15/14	1,603,575
1,000,000	Massey Energy Co.(c)	6.63%	11/15/10	994,810
1,350,000	Merrill Lynch & Co.	5.45%	02/05/13	1,313,951
1,100,000	Merrill Lynch & Co.(a)	1.67%	05/05/14	889,020
500,000	MetLife, Inc.	6.75%	06/01/16	509,028
500,000	Microsoft Corp.	4.20%	06/01/19	488,479
2,400,000	Morgan Stanley(a)	1.41%	01/15/10	2,378,621
250,000	Morgan Stanley	4.25%	05/15/10	252,837
1,000,000	Morgan Stanley	5.75%	08/31/12	1,033,219
500,000	Morgan Stanley	5.30%	03/01/13	506,434
1,500,000	Morgan Stanley	4.75%	04/01/14	1,416,885
1,000,000	Motorola, Inc.	7.63%	11/15/10	1,017,382
600,000	Nalco Co.	7.75%	11/15/11	600,000
400,000	New Jersey Bell Telephone	7.85%	11/15/29	416,017
500,000	Newfield Exploration Co.	7.13%	05/15/18	454,375
122,000	NLV Financial Corp.(b)	6.50%	03/15/35	73,266
900,000	Nordstrom, Inc.	6.75%	06/01/14	935,561
2,000,000	Oracle Corp.(a)	0.97%	05/14/10	2,000,116
1,000,000	Peabody Energy Corp.	6.88%	03/15/13	990,000
500,000	Pfizer, Inc.	4.45%	03/15/12	524,619
1,000,000	Pfizer, Inc.	5.35%	03/15/15	1,074,600

Shares or Principal		Interest	Maturity
Amount		Rate	Date	Value

Corporate Bonds — Continued
$1,000,000	Potash Corp. of Saskatchewan — YD	5.25%	05/15/14	$1,031,993
600,000	PPG Industries, Inc.	5.75%	03/15/13	623,686
1,750,000	PPL Energy Supply LLC	6.50%	05/01/18	1,776,631
1,000,000	Procter & Gamble Co.	6.88%	09/15/09	1,012,818

ICON BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2009 (UNAUDITED)

Shares or Principal		Interest	Maturity
Amount		Rate	Date	Value

400,000	Prudential Financial, Inc.	5.10%	09/20/14	377,928
500,000	Prudential Financial, Inc.	4.75%	06/13/15	459,742
225,000	PSEG Energy Holdings LLC	8.50%	06/15/11	227,164
500,000	R.R. Donnelley & Sons Co.	4.95%	04/01/14	435,251
750,000	RadioShack Corp.	7.38%	05/15/11	759,375
745,000	Rent-A-Center, Inc.(c)	7.50%	05/01/10	745,000
1,000,000	Reynolds American, Inc.	6.50%	07/15/10	1,023,450
900,000	Reynolds American, Inc.	7.25%	06/01/13	925,520
1,250,000	Rio Tinto Finance USA, Ltd. — YD	5.88%	07/15/13	1,257,834
250,000	Rogers Communications, Inc. — YD	8.00%	12/15/12	257,500
800,000	Rohm & Haas Co.	5.60%	03/15/13	790,838
600,000	Ryder System, Inc.	5.00%	04/01/11	590,077
500,000	Ryder System, Inc.	5.85%	03/01/14	488,839
500,000	Sempra Energy	6.00%	02/01/13	511,094
500,000	Simon Property Group LP	4.88%	03/18/10	503,527
500,000	Simon Property Group LP	5.00%	03/01/12	498,430
500,000	Simon Property Group LP	5.75%	05/01/12	508,014
500,000	Simon Property Group LP	5.45%	03/15/13	483,323
1,000,000	SLM Corp.	4.20%	09/15/09	990,632
1,000,000	SLM Corp.	5.38%	01/15/13	835,402
1,000,000	Smithfield Foods, Inc.(c)	8.00%	10/15/09	1,000,000
450,000	SUPERVALU, Inc.	7.88%	08/01/09	450,000
1,000,000	Target Corp.	6.00%	01/15/18	1,060,224
1,000,000	Telecom Italia Capital — YD	4.00%	01/15/10	1,004,794
350,000	Telefonica de Argentina — YD	9.13%	11/07/10	359,625
500,000	Tennessee Gas Pipeline	7.00%	10/15/28	476,457
500,000	Tesoro Corp.	6.63%	11/01/15	448,750
600,000	The Black & Decker Corp.	8.95%	04/15/14	657,842
500,000	The Coca-Cola Co.	4.88%	03/15/19	513,768
400,000	The Dow Chemical Co.	6.00%	10/01/12	404,964
800,000	The Dow Chemical Co.	7.60%	05/15/14	824,001
250,000	The Goldman Sachs Group, Inc.	7.35%	10/01/09	253,837
1,500,000	The Goldman Sachs Group, Inc.	4.50%	06/15/10	1,537,066
1,000,000	The Goldman Sachs Group, Inc.	5.00%	01/15/11	1,027,508
1,250,000	The Goldman Sachs Group, Inc.	6.88%	01/15/11	1,321,510
1,000,000	The Goldman Sachs Group, Inc.	6.60%	01/15/12	1,064,725
1,000,000	The Goldman Sachs Group, Inc.	5.70%	09/01/12	1,046,797
1,000,000	The Goldman Sachs Group, Inc.	7.50%	02/15/19	1,070,772
2,000,000	The Home Depot, Inc.	5.20%	03/01/11	2,070,226
2,000,000	The Home Depot, Inc.	5.25%	12/16/13	2,054,896
400,000	The Western Union Co.	5.40%	11/17/11	418,057
750,000	The Western Union Co.	5.93%	10/01/16	757,201
250,000	The Williams Cos., Inc.	7.13%	09/01/11	254,963
750,000	Transocean, Ltd. — YD	5.25%	03/15/13	777,715
1,000,000	Unilever Capital Corp.	4.80%	02/15/19	1,009,848
1,000,000	United States Steel Corp.	6.05%	06/01/17	852,894
1,000,000	UnitedHealth Group, Inc.	5.50%	11/15/12	1,034,838
500,000	UnitedHealth Group, Inc.	4.88%	02/15/13	505,395
1,000,000	Valero Energy Corp.	6.13%	06/15/17	964,048
1,000,000	Verizon Communications, Inc.	6.88%	06/15/12	1,098,765
410,000	Verizon Communications, Inc.	8.30%	08/01/31	444,476
500,000	Verizon Pennsylvania	5.65%	11/15/11	523,864
1,000,000	Viacom, Inc.	6.63%	05/15/11	1,012,276
1,000,000	Wachovia Corp.	5.30%	10/15/11	1,042,097
2,000,000	Wachovia Corp.(a)	1.22%	08/01/13	1,795,500
1,500,000	Wachovia Corp.	5.25%	08/01/14	1,467,858
1,000,000	Walt Disney Co.(a)	1.19%	07/16/10	1,001,322
500,000	Wells Fargo & Co.	5.25%	10/23/12	517,567
900,000	Wells Fargo Bank NA	1.06%	05/16/16	680,510
1,000,000	Whirlpool Corp.	7.75%	07/15/16	979,296
1,000,000	Whiting Petroleum Corp.	7.00%	02/01/14	927,500
500,000	Xerox Corp.	7.13%	06/15/10	516,250
100,000	Xerox Corp.	5.65%	05/15/13	98,775
500,000	Xerox Corp.	7.63%	06/15/13	503,616

Total Corporate Bonds (Cost $157,603,638)				157,906,223

ICON BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2009 (UNAUDITED)

Shares or Principal		Interest	Maturity
Amount		Rate	Date	Value

U.S. Government And U.S. Government Agency Bonds (0.5%)
$825,000	Fannie Mae	5.13%	01/02/14	$840,139

Total U.S. Government And U.S. Government Agency Bonds (Cost $807,838)				840,139
Foreign Government Bond (0.3%)
500,000	Republic of South Africa — YD	6.50%	06/02/14	523,750

Total Foreign Government Bonds (Cost $514,840)				523,750
Closed End Investment Companies (0.5%)
120,000	Blackrock Income Trust			748,800

Total Closed End Investment Companies (Cost $735,188)				748,800
Mutual Funds (1.1%)
1,800,381	Invesco Aim Liquid Assets Portfolio, 0.52%^			1,800,381

Total Mutual Funds (Cost $1,800,381)				1,800,381
Total Investments 99.9% (Cost $161,461,885)				161,819,293

Other Assets Less Liabilities 0.1%				144,620

Net Assets 100.0%				$161,963,913

The accompanying notes are an integral part of this Schedule of Investments.

^	Investments made with cash collateral received from securities on loan. The rates listed are as of June 30, 2009.

(a)	Floating Rate Security. Rate disclosed is as of June 30, 2009.

(b)	Security was acquired pursuant to Rule 144A of the Securities Act of 1933 and may be deemed to be restricted for resale. These securities are considered to be illiquid. The aggregate value of these securities at June 30, 2009 was $780,643, which represented 0.48% of the Fund’s Net Assets.

(c)	All or a portion of the security was on loan as of June 30, 2009.

YD	Yankee Dollar Bond

ICON Bond Fund
Credit Quality Composition
June 30, 2009
(Unaudited)

Aaa	0.3%
Aa1	1.6%
Aa2	4.7%
Aa3	2.6%
A1	11.8%
A2	20.5%
A3	14.4%
Baa1	11.8%
Baa2	9.4%
Baa3	9.6%
Ba1	3.3%
Ba2	2.3%
Ba3	1.6%
B1	0.9%
B2	1.3%
B3	0.8%
Caa1	0.6%

97.5%

Percentages are based upon corporate bond investments as a percentage of net assets.

Ratings based on Moody’s Investors Service, Inc.

ICON CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2009 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (95.3%)
22,100	Accenture, Ltd. — Class A	$739,466
37,600	Aflac, Inc.	1,168,984
13,500	Air Products & Chemical, Inc.(a)	871,965
57,600	Arch Coal, Inc.(a)	885,312
48,100	Arrow Electronics, Inc.†	1,021,644
16,000	Ashland, Inc.	448,800
12,400	Automatic Data Processing, Inc.(a)	439,456
52,300	Avnet, Inc.†	1,099,869
159,400	Bank of America Corp.	2,104,080
37,600	Bank of New York Mellon Corp.	1,102,056
60,700	BE Aerospace, Inc.†(a)	871,652
37,600	Cash America International, Inc.(a)	879,464
58,200	CEC Entertainment, Inc.†	1,715,736
27,300	Celanese Corp. – Series A	648,375
8,400	China Mobile, Ltd. — ADR	420,672
12,200	China Petroleum and Chemical Corp. — ADR(a)	925,492
104,100	Cisco Systems, Inc.†	1,940,424
19,900	Computer Sciences Corp.†(a)	881,570
61,700	CONSOL Energy, Inc.	2,095,332
26,800	Covance, Inc.†	1,318,560
16,600	Credicorp, Ltd.	966,120
25,200	CSX Corp.	872,676
31,800	Desarrolladora Homex S.A. de C.V. — ADR†	886,902
21,600	Diamond Offshore Drilling, Inc.(a)	1,793,880
32,700	Foster Wheeler AG†	776,625
45,100	Genco Shipping & Trading, Ltd.(a)	979,572
151,500	General Electric Co.	1,775,580
4,300	Google, Inc. — Class A†(a)	1,812,837
67,600	Guess?, Inc.	1,742,728
44,300	Hewlett-Packard Co.	1,712,195
51,700	Honeywell International, Inc.	1,623,380
21,900	International Business Machines Corp.	2,286,798
15,300	Jacobs Engineering Group, Inc.†	643,977
35,800	JPMorgan Chase & Co.	1,221,138
31,200	Medtronic, Inc.	1,088,568
92,200	Methanex Corp.(a)	1,128,528
60,100	MetLife, Inc.	1,803,601
97,400	Microsoft Corp.	2,315,198
39,400	Middleby Corp.†(a)	1,730,448
15,000	Monsanto Co.	1,115,100
61,700	Morgan Stanley	1,759,067
16,200	Murphy Oil Corp.	879,984
199,800	Navios Maritime Holdings, Inc.	845,154
58,800	Noble Corp.	1,778,700
33,600	Northrop Grumman Corp.	1,534,848
85,100	NV Energy, Inc.	918,229
40,900	Oracle Corp.	876,078
73,900	PAREXEL International Corp.†	1,062,682
19,300	Parker Hannifin Corp.	829,128
23,700	Peabody Energy Corp.	714,792
18,700	Potash Corp. of Saskatchewan, Inc.(a)	1,740,035
27,600	PPL Corp.	909,696
12,100	Praxair, Inc.	859,947
24,700	Research In Motion, Ltd.†	1,754,935
11,700	Snap-on, Inc.	336,258
30,500	StatoilHydro ASA — ADR(a)	602,985
116,100	Symmetry Medical, Inc.†	1,082,052
27,900	Syngenta AG — ADR	1,297,908
18,400	The Goldman Sachs Group, Inc.(a)	2,712,896
116,500	The Hartford Financial Services Group, Inc.(a)	1,382,855
8,600	The Stanley Works(a)	291,024
43,000	TJX Cos., Inc.(a)	1,352,780
11,500	Transocean, Ltd.†	854,335
64,900	U.S. Bancorp	1,163,008
16,900	Union Pacific Corp.	879,814
40,900	Urban Outfitters, Inc.†	853,583
15,300	V.F. Corp.(a)	846,855
40,500	Wells Fargo & Co.	982,530
39,500	Wolverine World Wide, Inc.	871,370

Total Common Stocks (Cost $74,533,922)		81,828,288
Exchange Traded Funds (3.7%)
17,700	iShares Barclays 1-3 Year Credit Bond Fund	1,824,339
38,800	SPDR Barclays Capital High Yield Bond	1,365,372

Total Exchange Traded Funds (Cost $3,179,545)		3,189,711
Short-Term Investments (4.5%)
3,849,567	Brown Brothers Harriman Time Deposit — U.S. Dollar, 0.30%, 07/01/09#	3,849,567

Total Short-Term Investments (Cost $3,849,567)		3,849,567
Mutual Funds (19.9%)
17,102,124	Invesco Aim Liquid Assets Portfolio, 0.52%^	17,102,124

Total Mutual Funds (Cost $17,102,124)		17,102,124
Total Investments 123.4% (Cost $98,665,158)		105,969,690

Liabilities Less Other Assets (23.4)%		(20,089,670)

Net Assets 100.0%		$85,880,020

The accompanying notes are an integral part of this Schedule of Investments.

†	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2009.

^	Investments made with cash collateral received from securities on loan. The rates listed are as of June 30, 2009.

(a)	All or a portion of the security was on loan as of June 30, 2009.

ADR	American Depositary Receipt

ICON CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2009 (UNAUDITED)

Industry Composition

Investment Banking & Brokerage	5.2%
Oil & Gas Drilling	5.2%
Fertilizers & Agricultural Chemicals	4.8%
Aerospace & Defense	4.7%
Computer Hardware	4.7%
Apparel Retail	4.6%
Coal & Consumable Fuels	4.2%
Communications Equipment	4.3%
Other Diversified Financial Services	3.9%
Systems Software	3.7%
Diversified Banks	3.6%
Life & Health Insurance	3.5%
Industrial Machinery	3.0%
Integrated Oil & Gas	2.8%
Life Sciences Tools & Services	2.7%
Health Care Equipment	2.6%
Technology Distributors	2.5%
Electric Utilities	2.2%
Marine	2.1%
Internet Software & Services	2.1%
Commodity Chemicals	2.1%
Industrial Conglomerates	2.1%
Railroads	2.0%
Industrial Gases	2.0%
Restaurants	2.0%
Construction & Engineering	1.7%
Multi-Line Insurance	1.6%
Data Processing & Outsourced Services	1.5%
Asset Management & Custody Banks	1.3%
Homebuilding	1.0%
Consumer Finance	1.0%
Footwear	1.0%
Apparel Accessories & Luxury Goods	1.0%
Other Industries (each less than 1%)	2.6%

95.3%

Sector Composition

Financial	21.3%
Information Technology	19.7%
Industrials	15.6%
Energy	12.2%
Materials	9.4%
Consumer Discretionary	8.3%
Health Care	4.1%
Telecommunications & Utilities	2.7%
Leisure and Consumer Staples	2.0%

95.3%

Percentages are based upon common stock positions as a percentage of net assets.
Schedule of Investment

ICON EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2009 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (77.4%)
14,700	Abercrombie & Fitch Co. — Class A	$373,233
17,000	Aflac, Inc.	528,530
16,600	Alliance Resource Partners LP	539,500
55,200	Allianz SE — ADR	508,392
25,000	Altria Group, Inc.	409,750
43,500	Annaly Capital Management, Inc. — REIT	658,590
62,500	Anworth Mortgage Asset Corp. — REIT	450,625
64,800	Apollo Investment Corp.	388,800
24,000	Arch Coal, Inc.	368,880
16,600	Avon Products, Inc.	427,948
37,200	Banco Bilbao Vizcaya Argentaria S.A. — ADR	467,232
47,100	Banco Santander Central Hispano S.A. — ADR	569,910
18,900	Bank of New York Mellon Corp.	553,959
17,700	Carpenter Technology Corp.	368,337
19,000	Constellation Energy Group, Inc.	505,020
12,700	Cooper Industries, Ltd. — Class A	394,335
28,200	Crane Co.	629,142
9,100	Deutsche Bank AG — ADR	555,100
6,500	Diamond Offshore Drilling, Inc.	539,825
17,300	E.I. du Pont de Nemours and Co.	443,226
12,000	Eastman Chemical Co.	454,800
9,700	Eaton Corp.	432,717
20,100	Federated Investors, Inc.	484,209
18,400	Garmin, Ltd.	438,288
13,400	Genuine Parts Co.	449,704
1,200	Google, Inc. — Class A†	505,908
17,600	Harsco Corp.	498,080
49,200	ING Groep N.V. — ADR	498,888
60,700	Intel Corp.	1,004,585
14,400	International Business Machines Corp.	1,503,648
63,600	Jabil Circuit, Inc.	471,912
41,200	Lan Airlines S.A. — ADR	495,636
34,300	Leggett & Platt, Inc.	522,389
41,600	Limited Brands, Inc.	497,952
11,300	Lubrizol Corp.	534,603
12,600	Manulife Financial Corp.	218,610
21,000	Mattel, Inc.	337,050
21,700	Maxim Integrated Products, Inc.	340,473
14,700	Meredith Corp.	375,585
33,800	Methanex Corp.	413,712
79,700	MFA Financial, Inc.	551,524
55,600	Microsoft Corp.	1,321,612
160,900	Navios Maritime Holdings, Inc.	680,607
17,300	Noble Corp.	523,325
8,300	Northrop Grumman Corp.	379,144
32,100	Nu Skin Enterprises, Inc. — Class A	491,130
8,100	Nucor Corp.	359,883
7,600	Occidental Petroleum Corp.	500,156
10,800	Overseas Shipholding Group, Inc.	367,632
38,500	Partner Communications Co., Ltd. — ADR	657,965
14,600	Polaris Industries, Inc.	468,952
51,000	Protective Life Corp.	583,440
12,000	Rockwell Automation, Inc.	385,440
13,600	Sasol — ADR	473,552
43,500	Ship Finance International, Ltd.	479,805
47,000	Steel Dynamics, Inc.	692,310
20,500	Sun Life Financial, Inc.	551,860
14,900	The Allstate Corp.	363,560
15,400	The Stanley Works	521,136
18,200	The Dow Chemical Co.	293,748
15,500	The Thomson Corp.	454,305
19,000	Time Warner, Inc.	478,610
6,700	United Parcel Service, Inc. — Class B	334,933
7,100	V.F. Corp.	392,985
12,100	Whirlpool Corp.	514,976
45,900	Xl Capital, Ltd. — Class A	526,014

Total Common Stocks (Cost $30,485,718)		33,507,687
Preferred Stocks— 0.7%
13,200	Wells Fargo Capital XII, 7.88%	315,744

Total Preferred Stocks (Cost $326,439)		315,744

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

Corporate Bonds— 8.4%
$250,000	Bank of America Corp.	5.38%	9/11/12	251,202
250,000	Boston Scientific Corp.	6.00%	6/15/11	249,375
500,000	Comcast Cable Communications Holdings	8.38%	3/15/13	570,000
600,000	Daimler Finance NA	6.50%	11/15/13	609,922
750,000	General Electric Capital Corp. — Series A	6.00%	6/15/12	788,392
788,000	Household Finance Corp.	4.75%	7/15/13	769,450
400,000	Merrill Lynch & Co.	5.45%	2/5/13	389,319

Total Corporate Bonds (Cost $3,600,321)				3,627,660
Convertible Corporate Bonds— 3.1%
500,000	LSI Corp.	4.00%	5/15/10	488,750
600,000	Molina Healthcare, Inc. — Series H	3.75%	10/1/14	479,250
500,000	Xilinx, Inc.	3.13%	3/15/37	366,250

Total Convertible Corporate Bonds (Cost $1,561,886)				1,334,250
Sovereign Agency— 1.6%
500,000	Financing Corp.	9.40%	2/8/18	693,569

Total Sovereign Agency (Cost $658,561)				693,569
U.S. Government And U.S. Government Agency Bonds— 3.6%
350,000	Fannie Mae	7.25%	5/15/30	455,692
1,000,000	Freddie Mac	5.50%	7/18/16	1,120,090

Total U.S. Government And U.S. Government Agency Bonds (Cost $1,519,016)				1,575,782
Treasury Bonds (2.1%)
400,000	U.S. Treasury Bonds	8.00%	11/15/21	551,876
341,000	U.S. Treasury Bonds	4.50%	2/15/36	351,283

Total Treasury Bonds (Cost $876,140)				903,159

Underlying Security/
Expiration Date/
Exercise Price	Contracts*	Value

Call Options Purchased (0.7% )
Bank of America Corp.,
Expiration January 2011,
Exercise price $17.50	229	56,563
Cisco Systems, Inc.,
Expiration January 2011,
Exercise price $20.00	175	50,662
Schedule of Investments

Underlying Security/
Expiration Date/
Exercise Price	Contracts*	Value

Call Options Purchased — Continued
Hewlett-Packard Co.,
Expiration January 2011,
Exercise price $40.00	100	57,000
Potash Corp. of Saskatchewan, Inc.,
Expiration January 2010,
Exercise price $90.00	56	91,280
Research In Motion, Ltd.,
Expiration January 2010,
Exercise price $90.00	56	27,300

Total Call Options Purchased (Cost $326,197)		282,805

Shares or Principal Amount		Value

Exchange Traded Funds (10.5%)
11,000	iShares iBoxx $ High Yield Corporate Bond Fund	876,810
27,900	iShares S&P U.S. Preferred Stock Index Fund	896,706
72,100	PowerShares Financial Preferred Portfolio	1,047,613
52,300	PowerShares High Yield Corporate Bond Portfolio	864,519
23,800	SPDR Barclays Capital High Yield Bond	837,522

Total Exchange Traded Funds (Cost $3,600,582)		4,523,170
Total Investments 108.1% (Cost $42,954,860)		46,763,826

Liabilities Less Other Assets (8.1)%		(3,480,914)

Net Assets 100.0%		$43,282,912

The accompanying notes are an integral part of this Schedule of Investments.

†	Non-income producing security.

*	All options have 100 shares per contract.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

ICON EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2009 (UNAUDITED)

Industry Composition

Semiconductors	5.1%
Life & Health Insurance	4.3%
Mortgage REITs	3.8%
Thrifts & Mortgage Finance	3.6%
Computer Hardware	3.6%
Industrial Machinery	3.6%
Asset Management & Custody Banks	3.3%
Steel	3.3%
Diversified Banks	3.1%
Systems Software	3.1%
Diversified Chemicals	2.8%
Oil & Gas Drilling	2.4%
Household Appliances	2.4%
Integrated Oil & Gas	2.3%
Personal Products	2.1%
Coal & Consumable Fuels	2.1%
Internet Software & Services	2.1%
Property & Casualty Insurance	2.0%
Apparel Retail	2.0%
Other Diversified Financial Services	1.9%
Oil & Gas Storage & Transportation	1.9%
Publishing	1.9%
Leisure Products	1.9%
Electrical Components & Equipment	1.8%
Marine	1.6%
Wireless Telecommunication Services	1.5%
Automobile Manufacturers	1.4%
Cable & Satellite	1.3%
Diversified Capital Markets	1.3%
Specialty Chemicals	1.2%
Home Furnishings	1.2%
Multi-Line Insurance	1.2%
Independent Power Producers & Energy Traders	1.2%
Airlines	1.1%
Health Care Services	1.1%
Movies & Entertainment	1.1%
Electronic Manufacturing Services	1.1%
Distributors	1.0%
Consumer Electronics	1.0%
Commodity Chemicals	1.0%
Other Industries (each less than 1%)	4.6%

90.3%

Sector Composition

Financial	25.4%
Information Technology	15.2%
Consumer Discretionary	9.9%
Leisure and Consumer Staples	9.2%
Industrials	8.9%
Energy	8.7%
Materials	8.5%
Telecommunications & Utilities	2.7%
Health Care	1.8%

90.3%

Percentages are based upon all investments excluding Sovereign Agency, U.S. Government Bonds, U.S. Government Agency Bonds, Treasury Bonds and Exchange Traded Funds as a percentage of net assets.
Schedule of Investments

ICON RISK-MANAGED EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2009 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (99.8%)
11,900	AGL Resources, Inc.	$378,420
7,600	Air Methods Corp.†x	207,936
6,000	Allergan, Inc.(a)	285,480
7,800	Alliance Resource Partners LPx	253,500
24,900	Allianz SE — ADR[x]	229,329
15,700	Altria Group, Inc.[x]	257,323
9,900	Ameriprise Financial, Inc.[x]	240,273
31,900	Anworth Mortgage Asset Corp. — REIT	229,999
1,900	Apple Computer, Inc.†x	270,617
17,100	Arrow Electronics, Inc.†	363,204
14,800	Ashland, Inc.	415,140
10,200	AT&T, Inc.	253,368
20,000	Atwood Oceanics, Inc.†x	498,200
26,900	Banco Santander Central Hispano S.A. — ADR[x]	325,490
50,200	Bank of America Corp.[x]	662,640
36,400	BE Aerospace, Inc.†x	522,704
11,800	Bemis Co., Inc.	297,360
4,000	Burlington Northern Santa Fe Corp.(a)	294,160
11,000	Carnival Corp.	283,470
9,400	CEC Entertainment, Inc.†(a)	277,112
19,500	Celanese Corp. — Series A	463,125
11,600	CIGNA Corp.	279,444
8,100	Cintas Corp.	185,004
14,000	Cognizant Technology Solutions Corp.†	373,800
4,800	Computer Sciences Corp.†(a)	212,640
12,300	CONSOL Energy, Inc.[x]	417,708
11,500	Consolidated Graphics, Inc.†(a)	200,330
16,000	Convergys Corp.†	148,480
5,800	Cooper Industries, Ltd. — Class A(a)	180,090
15,000	Crane Co.(a)	334,650
5,200	Credicorp, Ltd.[x]	302,640
11,000	Delphi Financial Group, Inc. — Class Ax	213,730
4,800	Desarrolladora Homex S.A. de C.V. — ADR†	133,872
4,100	Deutsche Bank AG — ADR[x]	250,100
4,300	Diamond Offshore Drilling, Inc.(a)	357,115
9,100	Diana Shipping, Inc.(a)	121,212
16,400	Dollar Financial Corp.†x	226,156
9,600	eBay, Inc.†(a)	164,448
3,676	Eli Lilly and Co.(a)	127,337
9,200	EMCOR Group, Inc.†	185,104
2,400	First Solar, Inc.†	389,088
5,200	Fiserv, Inc.†	237,640
8,000	Fossil, Inc.†(a)	192,640
16,200	Genco Shipping & Trading, Ltd.(a)	351,864
3,100	Google, Inc. — Class A†x(a)	1,306,929
13,500	Guess?, Inc.[x]	348,030
11,300	GulfMark Offshore, Inc.†x	311,880
17,200	Hewlett-Packard Co.	664,780
3,900	Hornbeck Offshore Services, Inc.†	83,421
10,700	Hubbell, Inc. — Class Bx	343,042
27,200	ING Groep N.V. — ADR[x]	275,808
10,700	Ingersoll Rand Co., Ltd. — Class Ax	223,630
62,300	Intel Corp.[x]	1,031,065
9,600	International Business Machines Corp.[x]	1,002,432
30,700	Jabil Circuit, Inc.	227,794
3,400	Jacobs Engineering Group, Inc.†	143,106
26,500	JPMorgan Chase & Co.[x]	903,915
12,600	KB Home	172,368
8,800	Lennox International, Inc.	282,832
5,200	Lockheed Martin Corp.[x]	419,380
15,900	Mechel — ADR	132,765
4,500	Medco Health Solutions, Inc.†(a)	205,245

Shares or Principal Amount		Value

Common Stocks — Continued
9,500	Medicis Pharmaceutical Corp. — Class A	$155,040
7,000	MetLife, Inc.[x]	210,070
41,800	Microsoft Corp.[x]	993,586
14,800	Middleby Corp.†(a)	650,016
17,000	Morgan Stanley[x]	484,670
6,100	Murphy Oil Corp.[x]	331,352
9,300	Nalco Holding Co.	156,612
14,700	National Oilwell Varco, Inc.†x	480,102
5,900	Nike, Inc. — Class Bx	305,502
12,000	Nu Skin Enterprises, Inc. — Class A	183,600
12,800	Occidental Petroleum Corp.[x]	842,368
4,500	Owens-Illinois, Inc.†	126,045
2,200	PepsiCo, Inc.	120,912
5,000	Potash Corp. of Saskatchewan, Inc.(a)	465,250
13,300	Prudential Financial, Inc.[x]	495,026
3,900	Quest Diagnostics, Inc.	220,077
26,600	R. R. Donnelley & Sons Co.[x]	309,092
11,900	Red Robin Gourmet Burgers, Inc.†	223,125
5,900	Reliance Steel & Aluminum Co.	226,501
8,100	Research In Motion, Ltd.†x	575,505
5,300	Rock-Tenn Co. Class A(a)	202,248
17,200	Rockwell Automation, Inc.(a)	552,464
14,800	Rockwood Holdings, Inc.†	216,672
22,600	Royal Caribbean Cruises, Ltd.	306,004
7,200	Sasol — ADR[x]	250,704
3,800	Schnitzer Steel Industries, Inc.	200,868
4,500	Shinhan Financial Group Co., Ltd. — ADR[x]	228,735
5,500	Siemens AG — ADR	380,545
10,200	Sonoco Products Co.(a)	244,290
10,600	State Street Corp.[x]	500,320
9,000	SYNNEX Corp.†(a)	224,910
15,800	Sysco Corp.[x]	355,184
11,700	The Goldman Sachs Group, Inc.x(a)	1,725,048
10,300	The Hartford Financial Services Group, Inc.[x]	122,261
10,000	The Mosaic Co.	443,000
14,800	The Ryland Group, Inc.(a)	248,640
11,300	TJX Cos., Inc.[x]	355,498
4,700	Transocean, Ltd.†x	349,163
7,800	Union Pacific Corp.	406,068
11,300	United Technologies Corp.[x]	587,148
3,900	V.F. Corp.	215,865
8,500	Verizon Communications, Inc.	261,205
6,700	Visa, Inc. — Class Ax	417,142
5,200	Wal-Mart Stores, Inc.	251,888
6,400	Walgreen Co.(a)	188,160
12,000	Walter Energy, Inc.[x]	434,880
12,300	Wells Fargo & Co.[x]	298,398
9,100	Willis Group Holdings, Ltd.	234,143
12,600	Wolverine World Wide, Inc.[x]	277,956
14,700	XL Capital, Ltd. — Class Ax	168,462

Total Common Stocks (Cost $36,255,159)		38,874,684

Underlying Security/ Expiration Date/
Exercise Price	Contracts*	Value

Put Options Purchased (0.2% )

S&P500 Index,
Expiration August 2009,
Exercise price $765.00	165	65,175

Total Put Options Purchased (Cost $81,404)		65,175
Schedule of Investments

Shares or Principal Amount		Value

Short-Term Investments (12.4%)
4,814,822	Brown Brothers Harriman Time Deposit — U.S. Dollar, 0.30%, 07/01/09#	$4,814,822

Total Short-Term Investments (Cost $4,814,822)		4,814,822
Mutual Funds (17.2%)
6,702,173	Invesco Aim Liquid Assets Portfolio, 0.52%^	6,702,173

Total Mutual Funds (Cost $6,702,173)		6,702,173
Total Investments 129.6% (Cost $47,853,558)		50,456,854

Liabilities Less Other Assets (29.6)%		(11,528,984)

Net Assets 100.0%		$38,927,870

The accompanying notes are an integral part of this Schedule of Investments.

†	Non-income producing security.

x	Portion of security is pledged as collateral for call options written.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2009.

^	Investments made with cash collateral received from securities on loan. The rates listed are as of June 30, 2009.

(a)	All or a portion of the security was on loan as of June 30, 2009.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust
Schedule of Investments

SCHEDULE OF WRITTEN CALL OPTIONS
June 30, 2009 (UNAUDITED)

Underlying Security/
Expiration Date/
Exercise Price	Contracts*	Value

S&P 500 Index,
Expiration August 2009,
Exercise price $925.00	465	$1,339,200

Total Options Written
(Premiums received $1,439,939)		$1,339,200

The accompanying notes are an integral part of the this Schedule of Written Call Options.

*	All options have 100 shares per contract.
Schedule of Investments

ICON RISK-MANAGED EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2009 (UNAUDITED)

Industry Composition

Investment Banking & Brokerage	5.6%
Computer Hardware	5.0%
Other Diversified Financial Services	4.9%
Aerospace & Defense	3.9%
Internet Software & Services	3.8%
Electrical Components & Equipment	3.8%
Integrated Oil & Gas	3.7%
Industrial Machinery	3.2%
Oil & Gas Drilling	3.1%
Diversified Banks	3.0%
Coal & Consumable Fuels	2.9%
Semiconductors	2.6%
Data Processing & Outsourced Services	2.6%
Systems Software	2.6%
Life & Health Insurance	2.3%
Fertilizers & Agricultural Chemicals	2.3%
Oil & Gas Equipment & Services	2.2%
Paper Packaging	1.9%
Asset Management & Custody Banks	1.9%
Apparel Retail	1.8%
Railroads	1.8%
Health Care Services	1.6%
Hotels Resorts & Cruise Lines	1.5%
Technology Distributors	1.5%
Footwear	1.5%
Communications Equipment	1.5%
Pharmaceuticals	1.4%
Steel	1.4%
Homebuilding	1.3%
Integrated Telecommunication Services	1.3%
Commercial Printing	1.3%
Restaurants	1.3%
Marine	1.2%
Commodity Chemicals	1.2%
Diversified Chemicals	1.1%
Apparel Accessories & Luxury Goods	1.1%
Industrial Conglomerates	1.0%
Gas Utilities	1.0%
IT Consulting & Other Services	1.0%
Specialty Chemicals	1.0%
Other Industries (each less than 1%)	10.9%

100.0%

Sector Composition

Financial	22.8%
Information Technology	21.2%
Industrials	16.9%
Energy	12.7%
Materials	8.8%
Leisure and Consumer Staples	6.3%
Consumer Discretionary	5.7%
Health Care	3.3%
Telecommunications & Utilities	2.3%

100.0%

Percentages are based upon all investments excluding short-term investments and other securities as a percentage of net assets.
Schedule of Investments

ICON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS
June 30, 2009 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (88.4%)
6,500	3M Co.x(a)	$390,650
10,000	Accenture, Ltd. — Class A	334,600
8,000	Aflac, Inc.	248,720
1,500	Air Products & Chemical, Inc.	96,885
14,000	Amerisource-Bergen Corp.	248,360
45,700	Annaly Capital Management, Inc. — REIT	691,898
17,200	Anworth Mortgage Asset Corp. — REIT	124,012
22,900	Apollo Investment Corp.	137,400
15,000	Archer Daniels Midland Co.[x]	401,550
7,500	Ashland, Inc.[x]	210,375
9,000	ATC Technology Corp.†	130,500
40,000	Bank of America Corp.[x]	528,000
6,500	Bemis Co., Inc.	163,800
6,200	BP PLC — ADR	295,616
5,000	Burlington Northern Santa Fe Corp.x (a)	367,700
7,000	Cardinal Health, Inc.	213,850
7,500	Cash America International, Inc.[x]	175,425
6,100	Chevron Corp.[x]	404,125
7,500	China Mobile, Ltd. — ADR[x]	375,600
5,500	Cintas Corp.	125,620
5,000	Computer Sciences Corp.†(a)	221,500
15,000	CVS Caremark Corp.[x]	478,050
17,500	Dell, Inc.x†	240,275
17,100	Delphi Financial Group, Inc. — Class Ax	332,253
6,000	Desarrolladora Homex S.A. de C.V. — ADR†(a)	167,340
6,000	Diamond Offshore Drilling, Inc.(a)	498,300
5,500	Diebold, Inc.	144,980
7,500	E.I. du Pont de Nemours and Co.	192,150
15,000	eBay, Inc.†	256,950
5,300	Eni SpA — ADR	251,273
4,000	Entergy Corp.	310,080
7,500	Exxon Mobil Corp.[x]	524,325
28,600	Fifth Third Bancorpx(a)	203,060
10,000	Fiserv, Inc.x†	457,000
4,500	FMC Corp.	212,850
5,000	FPL Group, Inc.[x]	284,300
5,000	GameStop Corp. — Class A†	110,050
3,500	GATX Corp.	90,020
20,000	General Electric Co.[x]	234,400
2,000	Google, Inc. — Class Ax†(a)	843,180
7,700	Harris Corp.	218,372
9,200	HCC Insurance Holdings, Inc.	220,892
5,600	Hewlett-Packard Co.[x]	216,440
3,500	HSBC Holdings PLC — ADR	146,195
4,500	Hubbell, Inc. — Class Bx	144,270
22,900	ING Groep N.V. — ADR[x]	232,206
10,000	International Business Machines Corp.[x]	1,044,200
20,600	JPMorgan Chase & Co.[x]	702,666
4,000	Kimberly-Clark Corp.	209,720
7,500	Kirby Corp.†	238,425
10,000	Lender Processing Services, Inc.[x]	277,700
14,300	Lincoln National Corp.	246,103
22,900	Loews Corp.[x]	627,460
5,000	Lubrizol Corp.	236,550
5,000	LUKOIL — ADR	223,500
3,000	Massey Energy Co.[x]	58,620
7,100	McKesson Corp.(a)	312,400
8,000	MetLife, Inc.	240,080
48,500	Microsoft Corp.[x]	1,152,845
3,000	Monsanto Co.	223,020
5,700	Morgan Stanley	162,507
12,500	National Oilwell Varco, Inc.x†	408,250
6,000	Nike, Inc. — Class Bx	310,680
10,000	Noble Corp.[x]	302,500
8,500	Northrop Grumman Corp.	388,280
30,000	NV Energy, Inc.	323,700
20,000	Oracle Corp.	428,400
4,000	Parker Hannifin Corp.	171,840
2,000	PetroChina Co., Ltd. — ADR(a)	220,960
8,400	Pitney Bowes, Inc.	184,212
15,000	Portland General Electric Co.	292,200
7,000	Potash Corp. of Saskatchewan, Inc.x(a)	651,350
3,000	PPG Industries, Inc.	131,700
1,500	Praxair, Inc.	106,605
4,000	Procter & Gamble Co.	204,400
5,700	Prudential Financial, Inc.	212,154
7,000	Public Service Enterprise Group, Inc.(a)	228,410
9,700	Sasol — ADR(a)	337,754
6,000	Sempra Energy(a)	297,780
11,400	Shinhan Financial Group Co., Ltd. — ADR[x]	579,462
5,000	Siemens AG — ADR[x]	345,950
28,600	SLM Corp.†	293,722
14,500	StatoilHydro ASA — ADR(a)	286,665
12,600	Sun Life Financial, Inc.[x]	339,192
12,500	Sysco Corp.[x]	281,000
7,500	Target Corp.(a)	296,025
11,400	The Allstate Corp.	278,160
12,500	The Dow Chemical Co.	201,750
3,400	The Goldman Sachs Group, Inc.(a)	501,296
7,500	Tidewater, Inc.x(a)	321,525
15,500	TJX Cos., Inc.[x]	487,630
7,400	Torchmark Corp.	274,096
5,500	Total S.A. — ADR	298,265
7,500	Transocean, Ltd.x†	557,175
5,700	Travelers Cos., Inc.	233,928
16,500	U.S. Bancorp	295,680
5,500	Union Pacific Corp.[x]	286,330
2,500	V.F. Corp.[x]	138,375
2,000	W.W. Grainger, Inc.(a)	163,760
10,000	Walter Energy, Inc.[x]	362,400
18,300	Wells Fargo & Co.[x]	443,958
7,500	Willis Group Holdings, Ltd.	192,975
16,000	Wolverine World Wide, Inc.	352,960
4,800	Woodward Governor Co.	95,040
10,000	World Acceptance Corp.x†	199,100

Total Common Stocks (Cost $32,023,826)		32,158,787
Preferred Stocks (1.2%)
20,935	Morgan Stanley Capital Trust VI , 6.60%	426,446

Total Preferred Stocks (Cost $310,067)		426,446

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

Corporate Bonds (18.2%)
$100,000	Alcoa, Inc.[x]	6.50%	06/01/11	101,948
500,000	American Express Credit Co.[x]	5.00%	12/02/10	502,370
100,000	Citigroup, Inc.	5.30%	10/17/12	96,456
500,000	Credit Suisse New York — YDx	5.50%	05/01/14	519,470
500,000	General Electric Capital Corp.[x]	4.75%	09/15/14	491,180
500,000	The Goldman Sachs Group, Inc.[x]	7.35%	10/01/09	507,673
500,000	HSBC Finance Corp.[x]	4.75%	07/15/13	488,230
Schedule of Investments

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

Corporate Bonds — Continued
$500,000	Merrill Lynch & Co.[x]	5.45%	02/05/13	$486,649
500,000	Morgan Stanleyx(b)	1.41%	01/15/10	495,546
500,000	Morgan Stanley[x]	4.75%	04/01/14	472,295
500,000	Prudential Financial, Inc.[x]	5.10%	09/20/14	472,411
400,000	Simon Property Group LPx	5.45%	03/15/13	386,658
500,000	The Dow Chemical Co.[x]	6.00%	10/01/12	506,204
100,000	The Dow Chemical Co.[x]	7.60%	05/15/14	103,000
500,000	Wachovia Corp.[x]	5.25%	08/01/14	489,286
500,000	Xerox Corp.[x]	5.65%	05/15/13	493,874

Total Corporate Bonds (Cost $6,238,774)				6,613,250
Mutual Funds (11.6%)
4,233,535	Invesco Aim Liquid Assets Portfolio, 0.52%^			4,233,535

Total Mutual Funds (Cost $4,233,535)				4,233,535
Total Investments 119.4% (Cost $42,806,202)				43,432,018
Liabilities Less Other Assets (19.4)%				(7,041,983)

Net Assets 100.0%				$36,390,035

The accompanying notes are an integral part of this Schedule of Investments.

x	Portion of security is pledged as collateral for call options written and/or securities sold short.

†	Non-income producing security.

^	Investments made with cash collateral received from securities on loan. The rates listed are as of June 30, 2009.

(a)	All or a portion of the security was on loan as of June 30, 2009.

(b)	Floating Rate Security. Rate disclosed is as of June 30, 2009.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

YD	Yankee Dollar Bond
Schedule of Investments

ICON LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT
June 30, 2009 (UNAUDITED)

Shares	Short Security	Value

3,000	Agnico-Eagle Mines, Ltd.	$157,440
5,000	Broadcom Corp.†	123,950
3,500	Cabot Oil & Gas Corp.	107,240
11,000	Choice Hotels International, Inc.	292,710
2,500	Clean Harbors, Inc.†	134,975
5,000	Computer Programs & Systems, Inc.	191,550
6,500	Con-Way, Inc.	229,515
16,454	Consumer Discretionary Select Sector SPDR Fund	379,758
3,500	First Financial Bankshares, Inc.	176,260
12,189	First Horizon Natlional Corp.†	146,268
3,000	Goldcorp, Inc.	104,250
1,500	Hittite Microwave Corp.†	52,125
3,500	ICU Medical, Inc.†	144,025
4,000	Iron Mountain, Inc.†	115,000
47,000	iShares MSCI Japan Index Fund	443,210
13,500	iShares Russell 3000 Index Fund	726,705
12,700	iShares S&P Midcap 400	733,933
2,500	Itron, Inc.†	137,675
10,000	Jefferies Group, Inc.†	213,300
7,500	Kinross Gold Corp.	136,125
2,500	Linear Technology Corp.	58,375
6,022	Marriott International, Inc. — Class A	132,906
2,300	Microchip Technology, Inc.	51,865
10,000	Moody’s Corp.	263,500
1,800	Netlogic Microsystems, Inc.†	65,628
5,000	NVIDIA Corp.†	56,450
8,000	Petrohawk Energy Corp.†	178,400
7,900	Plum Creek Timber Co., Inc.	235,262
5,000	PS Business Parks, Inc.	242,200
4,000	Public Storage	261,920
6,000	Range Resources Corp.	248,460
2,500	Silicon Laboratories, Inc.†	94,850
45,000	SPDR Trust — Series 1	4,136,400
7,800	St. Joe Corp.†	206,622
7,500	Starwood Hotels & Resorts Worldwide, Inc.	166,500
2,500	Supertex, Inc.†	62,775
5,000	Trustmark Corp.	96,600
9,000	United Bankershares, Inc.	175,860
6,000	Wynn Resorts, Ltd.†	211,800

Total Securities Sold Short (Proceeds $12,169,787)		$11,692,387

Schedule of Written Call Options

Underlying Security/
Expiration Date/
Exercise Price	Contracts*	Value

Ashland, Inc.,
Expiration July 2009,
Exercise price $30.00	30	$1,575
Massey Energy Co.,
Expiration July 2009,
Exercise price $30.00	30	75
Walter Energy, Inc.,
Expiration July 2009,
Exercise price $45.00	100	2,000

Total Options Written (Premiums received $13,388)		$3,650

The accompanying notes are an integral part of these Schedule of Securities Sold Short and Schedule of Written Call Options.

†	Non-income producing security.

*	All options have 100 shares per contract.
Schedule of Investments

ICON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS
June 30, 2009 (UNAUDITED)

Industry Composition

Integrated Oil & Gas	7.7%
Investment Banking & Brokerage	7.1%
Other Diversified Financial Services	6.6%
Life & Health Insurance	6.6%
Oil & Gas Drilling	5.3%
Computer Hardware	4.6%
Internet Software & Services	4.3%
Systems Software	4.4%
Diversified Banks	4.0%
Electric Utilities	3.3%
Industrial Conglomerates	2.6%
Data Processing & Outsourced Services	2.7%
Diversified Chemicals	2.7%
Fertilizers & Agricultural Chemicals	2.4%
Multi-Line Insurance	2.3%
Mortgage REITs	2.2%
Food Distributors	2.2%
Health Care Distributors	2.2%
Communications Equipment	2.0%
Oil & Gas Equipment & Services	2.0%
Footwear	1.9%
Consumer Finance	1.8%
Railroads	1.8%
Electrical Components & Equipment	1.8%
Apparel Retail	1.6%
Multi-Utilities	1.4%
Property & Casualty Insurance	1.4%
Oil & Gas Refining & Marketing	1.4%
Oil & Gas Exploration & Production	1.3%
Drug Retail	1.3%
Coal & Consumable Fuels	1.2%
Household Products	1.2%
Agricultural Products	1.1%
Aerospace & Defense	1.1%
Wireless Telecommunication Services	1.0%
Other Industries (each less than 1%)	9.3%

107.8%

Sector Composition

Financial	33.5%
Energy	18.9%
Information Technology	18.9%
Industrials	10.3%
Materials	6.7%
Leisure and Consumer Staples	6.1%
Telecommunications & Utilities	5.7%
Consumer Discretionary	5.5%
Health Care	2.2%

107.8%

Percentages are based upon long positions excluding other securities as a percentage of net assets.
Schedule of Investments

ICON ASIA - PACIFIC REGION FUND
SCHEDULE OF INVESTMENTS
June 30, 2009 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (84.7%)
29,000	Aeon Credit Services Co., Ltd.	$379,471
86,000	AMP, Ltd.	336,862
57,000	ASICS Corp.	519,985
40,300	Australia & New Zealand Banking Group, Ltd.	533,942
618,000	Bank Of Ayudhya Public Co., Ltd.	261,688
1,647,000	Bank of China, Ltd. — Class H	779,951
44,800	Bank of India	329,026
100,000	Cafe De Coral Holdings, Ltd.	199,276
16,550	Cheil Industries, Inc.	594,104
627,000	China Agri-Industries Holdings, Ltd.	389,008
460,000	China Bluechemical, Ltd. — Class H	240,334
489,000	China Coal Energy Co. — Class H	573,453
837,000	China Construction Bank Corp. — Class H	644,965
1,602,000	China Dongxiang Group Co.	1,072,045
272,000	China High Speed Transmission Equipment Group Co., Ltd.	539,259
78,000	China Mobile, Ltd.	780,993
678,000	China Oilfield Services, Ltd.	730,581
1,340,000	China Petroleum & Chemical Corp.	1,014,575
712,000	China Railway Group, Ltd.†(a)	567,993
102,000	China Resources Power Holdings Co., Ltd.(a)	225,608
272,000	China Shipping Development Co., Ltd.	347,874
173,748	Chunghwa Telecom Co., Ltd.	346,651
419,000	CNOOC, Ltd.	516,163
18,400	Commonwealth Bank of Australia	576,621
106,800	Dah Sing Financial Group	433,889
820,000	Dalian Port (PDA) Co., Ltd. — Class H(a)	330,082
67,000	DBS Group Holdings, Ltd.	543,292
70	Dena Co., Ltd.	233,756
26,000	Dongkuk Steel Mill Co., Ltd.	523,325
6,400	Educomp Solutions, Ltd.†	504,645
72,000	Esprit Holdings, Ltd.	400,032
1,081,000	Fosun International	667,987
52,000	GigaMedia, Ltd.†*	305,760
1,036,000	Guangdong Investment, Ltd.	508,632
18,699	Hanjin Heavy Industries & Construction Co., Ltd.	483,622
44,100	Hankook Tire Co., Ltd.	574,216
11,000	Hanwha Corp.	282,060
33,000	High Tech Computer Corp.	463,830
209,150	Hon Hai Precision Industry Co., Ltd.	641,562
264,000	Hong Leong Financial Group Bhd.	370,871
16,000	Hoya Corp.	320,560
38,000	Hutchison Whampoa, Ltd.	247,203
1,750	Hyundai Heavy Industries Co., Ltd.	259,851
2,700	Idemitsu Kosan Co., Ltd.	231,353
165,000	Industrial & Commercial Bank of China , Ltd. — Class H	297,914
65,100	Industrial Bank of Korea†	555,015
48,000	ITOCHU Corp.	333,134
19,400	Jindal Steel & Power, Ltd.	1,005,638
622	Jupiter Telecommunications Co., Ltd.	471,879
123,000	Kingboard Chemical Holdings, Ltd.	301,559
27,000	Korean Reinsurance Co.	249,250
37,000	Largan Precision Co., Ltd.	389,885
21,000	LG Fashion Corp.	397,606
92,000	Li & Fung, Ltd.	245,650
339,000	Li Ning Co., Ltd.(a)	994,786
146,000	Lianhua Supermarket Holdings, Ltd.	236,273
105,000	Lihir Gold, Ltd.†	245,754
52,000	MediaTek, Inc.	617,518
3,310	Megastudy Co., Ltd.	594,822
195,000	MobileOne, Ltd.	205,890
236,000	Nan Ya Plastics Corp.	305,574
40,100	National Australia Bank, Ltd.	722,270
1,700	Nintendo Co., Ltd.	470,557
6,900	Nitori Co., Ltd.	488,703
1,000,000	Noble Group, Ltd.(a)	1,246,633
20,400	Nomura Research Institute, Ltd.	452,282
30,000	Nufarm, Ltd.	221,243
4,755	OCI Co., Ltd.(a)	795,829
5,450	ORIX Corp.	324,435
54,000	Oversea-Chinese Banking Corp., Ltd.	247,976
612,000	Petrochina Co., Ltd.	676,319
13,330	Point, Inc.	716,465
114,000	Ports Design, Ltd.	267,174
95,000	Primary Health Care, Ltd.(a)	400,655
1,650	Samsung Electronics Co., Ltd.	762,991
28,500	Samsung Heavy Industries Co., Ltd.(a)	643,797
4,600	SANKYO Co., Ltd.	245,418
8,500	Secom Co., Ltd.	345,032
224,900	Shanghai Zhenhua Heavy Industry, Ltd.	192,776
942,000	Shenzhen Expressway Co., Ltd.(a)	447,065
14,600	Shin-Etsu Chemical Co., Ltd.	677,238
16,000	Shinhan Financial Group, Ltd.†	403,418
29,000	Shionogi & Co., Ltd.	560,397
2,898,000	Sichuan Expressway Co., Ltd.†	1,191,674
92,000	Simplo Technology Co., Ltd.	368,472
17,900	SINA Corp. — ADR†*(a)	527,692
1,034,000	Singapore Post, Ltd.	638,140
151,000	Singapore Telecommunications, Ltd.	311,599
4,000	SK Energy Co., Ltd.	319,991
1,400	SK Telecom Co., Ltd.	190,863
131,361	Taiwan Mobile Co., Ltd.	223,947
341,000	Taiwan Semiconductor Manufacturing Co., Ltd.	559,786
54,500	Tanjong PLC	206,107
23,000	Tata Steel, Ltd.	186,842
1,152,000	Techtronic Industries Co., Ltd.	793,665
536,000	Thai Union Frozen Products Public Co., Ltd.	372,529
694,000	Thanachart Capital Public Co., Ltd.	278,370
153,000	Transfield Services, Ltd.	281,421
185,000	United Phosphorus, Ltd.	548,724
128,000	Venture Manufacturing, Ltd.	614,294
501,000	Want Want China Holdings, Ltd.	282,342
103,000	Weichai Power Co., Ltd.*	341,570
79,000	Wing Hang Bank, Ltd.	689,612
415,000	Wistron Corp.	685,321
12,300	Woongjin Coway Co., Ltd.	298,469
120,000	Xinao Gas Holdings, Ltd.	204,246
5,800	Yamada Denki Co., Ltd.	337,487
86,983	Yantai Changyu Pioneer Wine Co., Ltd.	607,921
131,000	Yue Yuen Industrial Holdings, Ltd.	308,172
422,000	Zhuzhou CSR Times Electric Co., Ltd. — Class H(a)	596,045

Total Common Stocks (Cost $44,685,070)		51,549,077
Rights (0.0%)
10,200	China Resources Power Holdings Co., Ltd.*	4,343

Total Rights (Cost $0)		4,343
Schedule of Investments

Shares or Principal Amount		Value

Short-Term Investments (4.7%)
59	Brown Brothers Harriman Time Deposit — Australian Dollar, 1.83%, 07/01/09 *#	$48
2,890,161	Brown Brothers Harriman Time Deposit — U.S. Dollar, 0.30%, 07/01/09 *#	2,890,161

Total Short-Term Investments (Cost $2,890,209)		2,890,209
Mutual Funds (8.0%)
4,864,376	Invesco Aim Liquid Assets Portfolio, 0.52%*^	4,864,376

Total Mutual Funds (Cost $4,864,376)		4,864,376
Total Investments 97.4% (Cost $52,439,655)		59,308,005

Other Assets Less Liabilities 2.6%		1,569,111

Net Assets 100.0%		$60,877,116

The accompanying notes are an integral part of this Schedule of Investments.

†	Non-income producing security.

*	All securities were fair valued (Note 1) as of June 30, 2009 unless noted with a “*”. Total value of securities fair valued was $50,374,055.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2009.

^	Investments made with cash collateral received from securities on loan. The rates listed are as of June 30, 2009.

(a)	All or a portion of the security was on loan as of June 30, 2009.

ADR	American Depositary Receipt
Schedule of Investments

ICON ASIA - PACIFIC REGION FUND
SCHEDULE OF INVESTMENTS
June 30, 2009 (UNAUDITED)

Country Composition

Hong Kong	19.1%
China	13.9%
South Korea	13.2%
Japan	11.7%
Taiwan	7.6%
Australia	5.6%
Singapore	4.6%
India	4.1%
Cayman Islands	2.5%
Thailand	1.5%
Malaysia	0.9%

84.7%

Industry Composition

Diversified Banks	12.1%
Steel	3.9%
Apparel Accessories & Luxury Goods	3.5%
Semiconductors	3.2%
Construction & Farm Machinery & Heavy Trucks	3.2%
Integrated Oil & Gas	2.8%
Highways & Railtracks	2.7%
Trading Companies & Distributors	2.5%
Wireless Telecommunication Services	2.3%
Apparel Retail	2.3%
Electronic Manufacturing Services	2.1%
Leisure Products	2.0%
Computer Hardware	1.9%
Education Services	1.8%
Household Appliances	1.8%
Fertilizers & Agricultural Chemicals	1.7%
Electronic Components	1.6%
Consumer Finance	1.6%
Internet Software & Services	1.4%
Footwear	1.4%
Diversified Chemicals	1.3%
Oil & Gas Drilling	1.2%
Specialty Chemicals	1.1%
Integrated Telecommunication Services	1.1%
Packaged Foods & Meats	1.1%
Air Freight & Logistics	1.0%
Distillers & Vintners	1.0%
Electrical Components & Equipment	1.0%
Commodity Chemicals	1.0%
Other Industries (each less than 1%)	19.1%

84.7%

Sector Composition

Financial	15.2%
Industrials	13.9%
Consumer Discretionary	13.9%
Information Technology	11.9%
Materials	8.9%
Energy	7.6%
Leisure and Consumer Staples	5.9%
Telecommunications & Utilities	5.8%
Health Care	1.6%

84.7%

Percentages are based upon common stock positions as a percentage of net assets.
Schedule of Investments

ICON EUROPE FUND
SCHEDULE OF INVESTMENTS
June 30, 2009 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (98.1%)
25	A P Moller — Maersk A/S — Class B	$149,810
8,055	Allianz AG	740,441
7,000	Anheuser-Busch Inbev NV	253,789
25,300	ArcelorMittal — Class A	837,163
31,700	Aviva PLC	178,462
24,800	AXA S.A.	469,337
28,500	BAE Systems PLC	159,240
32,400	Banco Bilbao Vizcaya Argentaria S.A.	407,920
87,800	Banco Santander Central Hispano S.A.	1,061,225
12,800	Bayerische Motoren Werke (BMW) AG	483,287
17,700	BIM Birlesik Magazalar A.S.	618,221
10,078	BNP Paribas(a)	657,139
203,000	BP PLC	1,603,882
3,400	Carlsberg A/S — Class B	218,142
7,200	Carrefour S.A.	308,737
4,300	CNP Assurances	411,379
20,800	Compagnie Financiere Richemont S.A.†	433,744
15,400	Credit Suisse Group	705,729
6,800	Deutsche Bank AG	413,667
12,500	Deutsche Postbank AG†	316,790
18,600	Diageo PLC	267,123
67,400	DnB NOR ASA†	515,198
58,200	Experian PLC	436,409
22,572	Gerry Weber International AG	574,720
9,600	GFK AG	199,577
23,300	GlaxoSmithKline PLC	411,507
15,500	ING Groep N.V.	157,014
121,000	Intesa Sanpaolo†	390,971
7,100	Julius Baer Holding AG	276,198
15,800	Kerry Group PLC	360,092
17,700	Koninklijke (Royal) Philips Electronics N.V.	326,760
37,540	Koninklijke Ahold N.V.	432,732
85,700	Kontron AG	1,095,999
3,400	Kuehne + Nagel International AG	267,134
256,000	Legal & General Group PLC	239,422
11,200	LUKOIL — ADR*	500,640
41,800	Man Group PLC	191,585
3,600	Mayr-Melnhof Karton AG	304,062
157,600	Meggitt PLC	412,173
5,900	Merck KGaA	601,120
5,600	Mobile TeleSystems — ADR†*	206,808
1,150	Muenchener Rueckversicherungs-Gesellschaft AG	155,257
9,300	National Bank of Greece S.A.†	257,966
28,390	Nestle S.A.	1,072,209
37,600	Nokia Oyj	550,672
19,090	Novartis AG	777,280
5,300	Novo Nordisk A/S — Class B	288,707
16,100	Nutreco Holding N.V.	629,255
395,000	Old Mutual PLC	527,449
15,300	Praktiker Bau- und Heimwerkermaerkte Holding AG	148,197
62,000	Prosafe SE(a)	312,342
26,500	Prosegur Compania de Seguridad S.A.	852,688
146,500	Prudential PLC	1,001,280
23,900	Public Power Corp. S.A.†	493,095
5,600	Raiffeisen International Bank-Holding AG	195,470
16,200	Rautaruukki Oyj	324,893
5,670	Roche Holding AG	772,728
53,800	Royal Dutch Shell PLC — Class B	1,354,280
25,700	SAP AG(a)	1,033,538
50,100	Seadrill, Ltd.	721,795
8,800	SEB S.A.	365,140
14,600	Siemens AG	1,010,953
205	Sika AG	228,323
7,600	Sociedad General de Aguas de Barcelona S.A.	172,656
8,294	Societe Generale	455,213
28,000	StatoilHydro ASA	553,300
4,010	Syngenta AG	933,205
18,400	Telefonica S.A.	417,811
31,900	Telekomunikacja Polska S.A.	154,632
95,700	TeliaSonera AB	503,973
18,600	Temenos Group AG†	317,664
48,000	Tesco PLC	280,280
50,700	TGS Nopec Geophysical Co. ASA†	503,119
63,900	The Carphone Warehouse Group PLC	166,471
30,000	The Davis Service Group PLC	164,822
3,330	The Swatch Group AG	536,064
22,500	ThyssenKrupp AG	561,103
23,600	Total S.A.	1,278,994
6,300	Transocean, Ltd.†*	468,027
25,600	United Internet AG†	301,063
1,400	Vallourec S.A.	171,100
4,800	Vestas Wind Systems A/S†	344,519
432,900	Vodafone Group PLC	841,867
4,750	Zurich Financial Services AG	839,771

Total Common Stocks (Cost $41,282,844)		41,634,519
Short-Term Investments (4.3%)
23	Brown Brothers Harriman Time Deposit — Euro, 0.05%, 07/01/09 *#	32
1,823,672	Brown Brothers Harriman Time Deposit — U.S. Dollar, 0.30%, 07/01/09 *#	1,823,672

Total Short-Term Investments (Cost $1,823,704)		1,823,704
Mutual Funds (2.6%)
1,126,127	Invesco Aim Liquid Assets Portfolio, 0.52%*^	1,126,127

Total Mutual Funds (Cost $1,126,127)		1,126,127
Total Investments 105.0% (Cost $44,232,675)		44,584,350

Liabilities Less Other Assets (5.0)%		(2,139,878)

Net Assets 100.0%		$42,444,472

The accompanying notes are an integral part of this Schedule of Investments.

†	Non-income producing security.

*	All securities were fair valued (Note 1) as of June 30, 2009 unless noted with a “*”. Total value of securities fair valued was $40,459,044.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2009.

^	Investments made with cash collateral received from securities on loan. The rates listed are as of June 30, 2009.

(a)	All or a portion of the security was on loan as of June 30, 2009.

ADR	American Depositary Receipt
Schedule of Investments

ICON EUROPE FUND
SCHEDULE OF INVESTMENTS
June 30, 2009 (UNAUDITED)

Country Composition

United Kingdom	18.5%
Germany	17.9%
Switzerland	17.8%
France	9.7%
Spain	6.9%
Netherlands	5.7%
Norway	4.4%
Denmark	2.3%
Finland	2.1%
Ireland	1.8%
Greece	1.8%
Bermuda	1.7%
Russia	1.7%
Turkey	1.5%
Sweden	1.2%
Austria	1.2%
Italy	0.9%
Belgium	0.6%
Poland	0.4%

98.1%

Industry Composition

Integrated Oil & Gas	12.5%
Diversified Banks	10.0%
Pharmaceuticals	6.7%
Multi-Line Insurance	5.2%
Life & Health Insurance	5.2%
Steel	4.1%
Apparel Accessories & Luxury Goods	3.7%
Packaged Foods & Meats	3.3%
Industrial Conglomerates	3.2%
Food Retail	3.2%
Oil & Gas Drilling	2.8%
Diversified Capital Markets	2.7%
Semiconductors	2.6%
Integrated Telecommunication Services	2.6%
Wireless Telecommunication Services	2.5%
Application Software	2.4%
Fertilizers & Agricultural Chemicals	2.2%
Security & Alarm Services	2.0%
Oil & Gas Equipment & Services	1.9%
Research & Consulting Services	1.5%
Agricultural Products	1.5%
Aerospace & Defense	1.4%
Communications Equipment	1.3%
Electric Utilities	1.2%
Automobile Manufacturers	1.1%
Brewers	1.1%
Asset Management & Custody Banks	1.0%
Other Industries (each less than 1%)	9.2%

98.1%

Sector Composition

Financial	25.0%
Energy	17.8%
Leisure and Consumer Staples	12.1%
Industrials	10.4%
Materials	9.6%
Information Technology	7.7%
Health Care	6.7%
Telecommunications & Utilities	6.7%
Consumer Discretionary	2.1%

98.1%

Percentages are based upon common stock positions as a percentage of net assets.
Schedule of Investments

ICON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2009 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (90.6%)
10,400	Agrium, Inc. *	$415,410
12,000	Allianz AG	1,103,078
39,300	ArcelorMittal — Class A	1,300,416
40,000	ASICS Corp.	364,902
31,300	AXA S.A.	592,348
34,700	B2W Companhia Global do Varejo*	646,463
59,800	Banco Bilbao Vizcaya Argentaria S.A.	752,890
102,100	Banco Santander Central Hispano S.A.	1,234,067
1,788,000	Bank of China, Ltd. — Class H	846,723
116,700	Bank of India	857,084
54,700	Bank of Nova Scotia *	2,042,372
59,000	Banpu Public Co., Ltd.*	580,640
42,218	Bidvest Group, Ltd.	530,454
28,300	BIM Birlesik Magazalar A.S.	988,455
13,119	BNP Paribas	855,429
272,500	BP PLC	2,152,994
602,000	Cafe De Coral Holdings, Ltd.	1,199,639
17,000	Canadian National Railway Co.*	730,493
172,700	Centerra Gold, Inc.*†	787,093
1,080,000	Chaoda Modern Agriculture Holdings, Ltd.	631,579
824,000	China Agri-Industries Holdings, Ltd.	511,232
2,164,000	China Bluechemical, Ltd. — Class H	1,130,616
702,000	China Construction Bank Corp. — Class H	540,939
525,000	China Green Holdings, Ltd.	545,509
493,000	China High Speed Transmission Equipment Group Co., Ltd.(a)	977,407
53,000	China Mobile, Ltd.	530,674
868,000	China Oilfield Services, Ltd.	935,316
2,470,000	China Petroleum & Chemical Corp.	1,870,150
1,782,000	China Railway Group, Ltd.†(a)	1,421,578
2,642,000	China Travel International Hong Kong, Ltd.	580,437
674,000	China Yurun Food Group, Ltd.(a)	1,014,379
4,800	CNP Assurances	459,214
1,219,000	Compal Electronics, Inc.	986,112
827,000	Corporacion GEO S.A.B. de C.V. — Class B*†	1,597,789
18,600	Credit Suisse Group	852,374
320,800	Dah Sing Financial Group	1,303,293
874,000	Dalian Port (PDA) Co., Ltd. — Class H	351,819
8,500	Deutsche Bank AG	517,084
11,900	Deutsche Postbank AG†	301,584
71,000	DnB NOR ASA†	542,716
33,800	Dongkuk Steel Mill Co., Ltd.	680,322
1,138,000	Fosun International	703,209
26,760	Gerry Weber International AG	681,354
34,400	GlaxoSmithKline PLC	607,547
5,448,000	Guangdong Investment, Ltd.	2,674,738
70,000	High Tech Computer Corp.	983,881
434,500	Hon Hai Precision Industry Co., Ltd.	1,332,817
1,234,000	Huadian Power International Corp., Ltd.†	386,774
10,300	Hyundai Department Store	721,917
92,000	Industrial Bank of Korea†	784,353
406,000	JD Group, Ltd.	2,134,159
11,400	Julius Baer Holding AG	443,473
935	Jupiter Telecommunications Co., Ltd.	709,335
74,000	Kontron AG	946,370
79,800	LG Fashion Corp.(a)	1,510,903
188,000	Li & Fung, Ltd.	501,981
298,000	Lianhua Supermarket Holdings, Ltd.	482,256
420,800	Lihir Gold, Ltd.†	984,888
21,000	LUKOIL — ADR*	938,700
43,900	Manulife Financial Corp.*	762,182
42,600	Massmart Holdings, Ltd.	442,659
64,400	Matsumotokiyoshi Holdings Co., Ltd.	1,325,747
4,300	Megastudy Co., Ltd.	772,730
217,600	Meggitt PLC	569,091
10,400	Merck KGaA	1,059,602
42,000	Mitsui & Co., Ltd.	497,764
62,000	National Australia Bank, Ltd.	1,116,726
36,870	Nestle S.A.	1,392,474
22,540	Novartis AG	917,752
8,600	Novo Nordisk A/S — Class B	468,467
7,880	OCI Co., Ltd.(a)	1,318,850
717,000	Old Mutual PLC	957,421
6,400	ORIX Corp.	380,988
64,000	Petroleo Brasiliero S.A.*	1,063,618
21,100	Point, Inc.	1,134,089
23,000	Potash Corp. of Saskatchewan, Inc.*	2,145,731
29,400	Prosegur Compania de Seguridad S.A.	946,001
255,300	Prudential PLC	1,744,892
9,600	Raiffeisen International Bank-Holding AG	335,091
38,300	Research In Motion, Ltd.*	2,723,058
6,500	Roche Holding AG	885,843
64,700	Rona, Inc.*	709,369
65,500	Royal Dutch Shell PLC — Class B	1,648,798
2,800	Samsung Electronics Co., Ltd.	1,294,773
41,800	SAP AG(a)	1,681,007
20,800	SEB S.A.	863,058
42,000	Shionogi & Co., Ltd.	811,609
2,570,000	Sichuan Expressway Co., Ltd.†	1,056,799
21,000	Siemens AG	1,454,110
10,483	Societe Generale	575,356
48,013	StatoilHydro ASA	948,771
31,600	Sun Life Financial, Inc.*	853,246
368,000	Taiwan Semiconductor Manufacturing Co., Ltd.	604,109
2,076,000	Techtronic Industries Co., Ltd.	1,430,251
18,600	Telefonica S.A.	422,353
104,300	TeliaSonera AB	549,262
89,500	TGS Nopec Geophysical Co. ASA†	888,149
655,000	Thai Union Frozen Products Public Co., Ltd.	455,235
4,800	The Swatch Group AG	772,704
39,100	The Toronto-Dominion Bank*	2,020,396
21,055	Total S.A.	1,141,069
15,200	Transocean, Ltd.*†	1,129,208
122,000	Venture Manufacturing, Ltd.	585,499
293,000	Vodafone Group PLC	569,801
2,135,000	Want Want China Holdings, Ltd.	1,203,193
347,000	Weichai Power Co., Ltd. *	1,150,726
12,800	Yamada Denki Co., Ltd.	744,798
596,000	Zhuzhou CSR Times Electric Co., Ltd. — Class H	841,808
6,510	Zurich Financial Services AG	1,150,929

Total Common Stocks (Cost $96,641,095)		104,308,890
Schedule of Investments

Shares or Principal Amount		Value

Preferred Stocks — 0.8%
25,000	Companhia Brasileira de Distribuicao Grupo Pao de Acucar — Class A*	$480,426
32,000	Metalurgica Gerdau S.A.*	419,110

Total Preferred Stocks (Cost $686,909)		899,536

Short-Term Investments (11.1%)
28	Brown Brothers Harriman Time Deposit — Australian Dollar, 1.83%, 07/01/09 *#	22
35	Brown Brothers Harriman Time Deposit — Euro, 0.05%, 07/01/09 *#	49
10	Brown Brothers Harriman Time Deposit — Hong Kong Dollar, 0.02%, 07/01/09 *#	1
12,746,980	Brown Brothers Harriman Time Deposit — U.S. Dollar, 0.30%, 07/01/09 *#	12,746,980

Total Short-Term Investments (Cost $12,747,052)		12,747,052
Mutual Funds (3.9%)
4,486,469	Invesco Aim Liquid Assets Portfolio, 0.52%*^	4,486,469

Total Mutual Funds (Cost $4,486,469)		4,486,469
Total Investments 106.4% (Cost $114,561,525)		122,441,947

Liabilities Less Other Assets (6.4)%		(7,342,047)

Net Assets 100.0%		$115,099,900

The accompanying notes are an integral part of this Schedule of Investments.

*	All securities were fair valued (Note 1) as of June 30, 2009 unless noted with a “*”. Total value of securities fair valued was $84,012,396.

†	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2009.

^	Investments made with cash collateral received from securities on loan. The rates listed are as of June 30, 2009.

(a)	All or a portion of the security was on loan as of June 30, 2009.

ADR	American Depositary Receipt
Schedule of Investments

ICON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2009 (UNAUDITED)

Country Composition

Hong Kong	13.6%
Canada	11.6%
United Kingdom	7.1%
Germany	6.8%
Switzerland	6.6%
China	6.5%
South Korea	6.1%
Japan	5.1%
France	3.9%
Taiwan	3.5%
Spain	3.0%
South Africa	2.8%
Brazil	2.3%
Norway	2.1%
Australia	1.9%
Mexico	1.4%
Netherlands	1.1%
Thailand	0.9%
Turkey	0.9%
Russia	0.8%
India	0.7%
Cayman Islands	0.5%
Singapore	0.5%
Sweden	0.5%
Bermuda	0.5%
Denmark	0.4%
Austria	0.3%

91.4%

Industry Composition

Diversified Banks	12.4%
Integrated Oil & Gas	8.4%
Life & Health Insurance	4.1%
Pharmaceuticals	4.1%
Packaged Foods & Meats	3.5%
Fertilizers & Agricultural Chemicals	3.3%
Steel	2.7%
Apparel Accessories & Luxury Goods	2.6%
Multi-Line Insurance	2.5%
Home Improvement Retail	2.5%
Semiconductors	2.4%
Communications Equipment	2.4%
Water Utilities	2.3%
Household Appliances	2.0%
Oil & Gas Drilling	1.8%
Industrial Conglomerates	1.8%
Computer Hardware	1.8%
Electronic Manufacturing Services	1.7%
Gold	1.6%
Application Software	1.5%
Agricultural Products	1.4%
Homebuilding	1.4%
Food Retail	1.3%
Construction & Engineering	1.2%
Drug Retail	1.2%
Diversified Capital Markets	1.1%
Diversified Chemicals	1.1%
Restaurants	1.0%
Construction & Farm Machinery & Heavy Trucks	1.0%
Apparel Retail	1.0%
Wireless Telecommunication Services	1.0%
Other Industries (each less than 1%)	13.3%

91.4%

Sector Composition

Financial	20.4%
Consumer Discretionary	12.5%
Energy	12.0%
Leisure and Consumer Staples	10.2%
Industrials	10.1%
Information Technology	9.7%
Materials	7.6%
Telecommunications & Utilities	4.8%
Health Care	4.1%

91.4%

Percentages are based upon all investments excluding short-term investments and other securities as a percentage of net assets.
Schedule of Investments

Notes to Schedule of Investments
JUNE 30, 2009 (UNAUDITED)
1. Organization
The ICON Funds (the “Trust”), was organized as a Massachusetts business trust registered under the Investment Company Act of 1940 and is authorized to issue an unlimited number of no par shares, as amended (the “1940 Act”), as an open-end investment management company. The Trust consists of 17 series Funds (individually a “Fund” and collectively, the “Funds”) as follows:
The ICON Consumer Discretionary Fund (“Consumer Discretionary Fund”), ICON Energy Fund (“Energy Fund”), ICON Financial Fund (“Financial Fund”), ICON Healthcare Fund (“Healthcare Fund”), ICON Industrials Fund (“Industrials Fund”), ICON Information Technology Fund (“Information Technology Fund”), ICON Leisure and Consumer Staples Fund (“Leisure and Consumer Staples Fund”), ICON Materials Fund (“Materials Fund”), ICON Telecommunication & Utilities Fund (“Telecommunication & Utilities Fund”), ICON Asia-Pacific Region Fund (“Asia-Pacific Region Fund”), ICON Europe Fund (“Europe Fund”), ICON International Equity Fund (“International Equity Fund”), ICON Bond Fund (“Bond Fund”), ICON Core Equity Fund (“Core Equity Fund”), ICON Equity Income Fund (“Equity Income Fund”), ICON Long/Short Fund (“Long/Short Fund”) and ICON Risk-Managed Equity Fund (“Risk-Managed Equity Fund”) (formerly ICON Income Opportunity Fund).
The Consumer Discretionary Fund, Energy Fund, Financial Fund, Healthcare Fund, Industrials Fund, Information Technology Fund, Leisure and Consumer Staples Fund, Materials Fund and Telecommunication & Utilities Fund offer one class of shares. The Asia-Pacific Region Fund and the Europe Fund offer five classes of shares: Class S, Class I, Class C, Class Z and Class A. The International Equity Fund offers six classes of shares: Class S, Class I, Class C, Class Z, Class A and Class Q. The Core Equity Fund, Equity Income Fund, Long/Short Fund and Risk-Managed Equity Fund offer four classes of shares: Class I, Class C, Class Z and Class A. The Bond Fund offers three classes of shares: Class I, Class C and Class Z. All classes have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution fees, registration costs and transfer agent costs and that each class has exclusive voting rights with respect to its distribution plan. The Funds’ Prospectuses and Statements of Additional Information provide a description of the Funds’ investment objectives, policies and strategies.
The Funds may have elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. Additionally, the Bond Fund may invest in medium-and lower-quality debt securities. High-yield bonds involve a greater risk of default and price volatility than U.S. government and other high-quality bonds. The Risk-Managed Equity Fund invests in call options; call options involve certain risks, such as limited gains and lack of liquidity of the underlying securities, and are not suitable for all investors. The Long/Short Fund engages in short selling; there are risks associated with selling short, including the risk that the Long/Short Fund may have to cover its short position at a higher price than the short sale, resulting in a loss. The Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity and small market share. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be minimal.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their Schedule of Investments. The preparation of Schedule of Investments is in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the Schedule of Investments, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.
Investment Valuation
The Funds’ securities and other assets, excluding options on securities indexes, are valued as of the closing price at the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. Options on securities indexes are generally valued at 4:15 p.m. Eastern time each day the NYSE is open.
The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation quote is considered inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.
Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Options are valued at their closing mid-price on the market with the most volume. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.
The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value (“NAV”). The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.
Effective October 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard establishes a framework for measuring fair value and expands disclosures about fair value measurements in the Schedule of Investments.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).
Level 3 — significant unobservable inputs.
Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on June 30, 2009:

	LEVEL 1		LEVEL 2		LEVEL 3
	Investments	Liabilities in	Investments	Liabilities in	Investments	Liabilities in
Fund Name	in Securities	Securities Sold Short*	in Securities	Securities Sold Short*	in Securities	Securities Sold Short*
ICON Consumer Discretionary Fund
Common Stock
Apparel Accessories & Luxury Goods	$1,526,770	$—	$—	$—	$—	$—
Apparel Retail	2,502,129	—	—	—	—	—
Footwear	1,268,196	—	—	—	—	—
General Merchandise Stores	1,008,059	—	—	—	—	—
Homebuilding	1,071,672	—	—	—	—	—
Household Appliances	1,120,389	—	—	—	—	—
All Other	3,448,529	—	—	—	—	—
Mutual Funds	3,998,071	—	—	—	—	—
Short-Term Investments	—	—	650,653	—	—	—

Total	15,943,815	—	650,653	—	—	—

ICON Energy Fund
Common Stock
Coal & Consumable Fuels	58,332,438	—	—	—	—	—
Integrated Oil & Gas	142,490,998	—	—	—	—	—
Oil & Gas Drilling	82,732,347	—	—	—	—	—
Oil & Gas Equipment & Services	88,129,018	—	—	—	—	—
Oil & Gas Exploration & Production	47,862,691	—	—	—	—	—
Oil & Gas Storage & Transportation	24,336,367
All Other	15,502,449	—	—	—	—	—
Mutual Funds	85,545,914	—	—	—	—	—
Short-Term Investments	—	—	20,033,241	—	—	—

Total	544,932,222	—	20,033,241	—	—	—

ICON Financial Fund
Common Stock
Asset Management & Custody Banks	4,852,366	—	—	—	—	—
Consumer Finance	4,706,602	—	—	—	—	—
Diversified Banks	9,621,458	—	—	—	—	—
Investment Banking & Brokerage	8,949,320	—	—	—	—	—
Life & Health Insurance	9,464,232	—	—	—	—	—
Other Diversified Financial Services	11,721,753	—	—	—	—	—
All Other	9,858,381	—	—	—	—	—
Short-Term Investments	—	—	886,208	—	—	—

Total	59,174,112	—	886,208	—	—	—

ICON Healthcare Fund
Common Stock
Health Care Distributors	7,875,489	—	—	—	—	—
Health Care Equipment	11,804,149	—	—	—	—	—
Health Care Services	10,021,150	—	—	—	—	—
Life & Health Insurance	7,228,608	—	—	—	—	—
Managed Health Care	12,148,026	—	—	—	—	—
Pharmaceuticals	43,929,134	—	—	—	—	—
All Other	9,026,177	—	—	—	—	—
Mutual Funds	33,221,721	—	—	—	—	—
Short-Term Investments	—	—	1,751,918	—	—	—

Total	135,254,454	—	1,751,918	—	—	—

ICON Industrials Fund
Common Stock
Aerospace & Defense	19,869,340	—	—	—	—	—
Construction & Engineering	3,355,050	—	—	—	—	—
Electrical Components & Equipment	4,045,590	—	—	—	—	—
Industrial Conglomerates	10,868,300	—	—	—	—	—
Industrial Machinery	6,278,420	—	—	—	—	—
Marine	5,559,250	—	—	—	—	—
Railroads	5,393,944	—	—	—	—	—
All Other	6,113,332	—	—	—	—	—
Mutual Funds	16,153,243	—	—	—	—	—
Short-Term Investments	—	—	2,175,982	—	—	—

Total	77,636,469	—	2,175,982	—	—	—

ICON Information Technology Fund
Common Stock
Communications Equipment	7,247,944	—	—	—	—	—
Computer Hardware	25,833,097	—	—	—	—	—
Data Processing & Outsourced Services	12,282,345	—	—	—	—	—
Electronic Components	5,829,823	—	—	—	—	—
Electronic Manufacturing Services	6,979,793	—	—	—	—	—
Internet Software & Services	8,642,316	—	—	—	—	—
Systems Software	17,179,292	—	—	—	—	—
Technology Distributors	11,094,804	—	—	—	—	—
All Other	6,362,668	—	—	—	—	—
Mutual Funds	30,472,468	—	—	—	—	—
Short-Term Investments	—	—	285,705	—	—	—

Total	131,924,550	—	285,705	—	—	—

ICON Leisure and Consumer Staples Fund
Common Stock
Cable & Satellite	2,456,576	—	—	—	—	—
Drug Retail	1,767,046	—	—	—	—	—
Leisure Products	1,577,349	—	—	—	—	—
Movies & Entertainment	4,537,761	—	—	—	—	—
Packaged Foods & Meats	1,917,518	—	—	—	—	—
Personal Products	1,694,948	—	—	—	—	—
Publishing	1,603,390	—	—	—	—	—
Restaurants	1,715,388	—	—	—	—	—
Soft Drinks	2,152,816	—	—	—	—	—
All Other	3,145,743	—	—	—	—	—

	LEVEL 1		LEVEL 2		LEVEL 3
	Investments	Liabilities in	Investments	Liabilities in	Investments	Liabilities in
Fund Name	in Securities	Securities Sold Short*	in Securities	Securities Sold Short*	in Securities	Securities Sold Short*
Mutual Funds	6,035,419	—	—	—	—	—
Short-Term Investments	—	—	542,590	—	—	—

Total	28,603,954	—	542,590	—	—	—

ICON Materials Fund
Common Stock
Diversified Chemicals	14,910,035	—	—	—	—	—
Fertilizers & Agricultural Chemicals	19,014,300	—	—	—	—	—
Industrial Gases	9,710,850	—	—	—	—	—
Specialty Chemicals	6,319,790	—	—	—	—	—
Steel	12,495,750	—	—	—	—	—
All Other	16,756,384	—	—	—	—	—
Mutual Funds	17,889,463	—	—	—	—	—
Short-Term Investments	—	—	1,145,325	—	—	—

Total	97,096,572	—	1,145,325	—	—	—

ICON Telecommunication & Utilities Fund
Common Stock
Electric Utilities	4,068,196	—	—	—	—	—
Integrated Telecommunication Services	5,961,174	—	460,375	—	—	—
Multi-Utilities	3,639,711	—	—	—	—	—
Wireless Telecommunication Services	3,483,985	—	—	—	—	—
All Other	3,912,340	—	—	—	—	—
Corporate Bonds	—	—	449,172	—	—	—
Short-Term Investments	—	—	700,761	—	—	—

Total	21,065,406	—	1,610,308	—	—	—

ICON Bond Fund
Corporate Bonds	$—	$—	$156,911,413	$—	$994,810	$—
U.S. Government and U.S. Government Agency Bonds	—	—	840,139	—	—	—
Foreign Government Bonds	—	—	523,750	—	—	—
Closed End Investment Companies	748,800	—	—	—	—	—
Mutual Funds	1,800,381	—	—	—	—	—

Total	2,549,181	—	158,275,302	—	994,810	—

ICON Core Equity Fund
Common Stock
Consumer Discretionary	7,181,500	—	—	—	—	—
Energy	10,530,812	—	—	—	—	—
Financial	18,308,481	—	—	—	—	—
Industrials	13,362,854	—	—	—	—	—
Information Technology	16,880,470	—	—	—	—	—
Materials	8,110,658	—	—	—	—	—
All Other	7,453,513	—	—	—	—	—
Mutual Funds	17,102,124	—	—	—	—	—

	LEVEL 1		LEVEL 2		LEVEL 3
	Investments	Liabilities in	Investments	Liabilities in	Investments	Liabilities in
Fund Name	in Securities	Securities Sold Short*	in Securities	Securities Sold Short*	in Securities	Securities Sold Short*
Exchange Traded Funds	3,189,711	—	—	—	—	—
Short-Term Investments	—		3,849,567

Total	102,120,123	—	3,849,567	—	—	—

ICON Equity Income Fund
Common Stock
Consumer Discretionary	3,710,663	—	—	—	—	—
Energy	3,792,675	—	—	—	—	—
Financial	8,844,683	—	—	—	—	—
Industrials	3,844,594	—	—	—	—	—
Information Technology	5,148,138	—	—	—	—	—
Leisure and Consumer Staples	3,443,330
Materials	3,560,619	—	—	—	—	—
All Other	1,162,985	—	—	—	—	—
Preferred Stock					—	—
Financial	315,744	—	—	—	—	—
Corporate Bonds	—	—	3,627,660	—	—	—
Convertible Corporate Bonds	—	—	1,334,250	—	—	—
Sovereign Agency	—	—	693,569	—	—	—
U.S. Government and U.S. Government Agency Bonds	—	—	1,575,782	—	—	—
Treasury Bonds	—	—	903,159	—	—	—
Call Options Purchased	282,805	—	—	—	—	—
Exchange Traded Funds	4,523,170	—	—	—	—	—

Total	38,629,406	—	8,134,420	—	—	—

ICON Risk-Managed Equity Fund
Common Stock
Consumer Discretionary	2,250,371
Energy	4,922,045	—	—	—	—	—
Financial	8,879,677	—	—	—	—	—
Industrials	6,509,065	—	—	—	—	—
Information Technology	8,214,972	—	—	—	—	—
Leisure and Consumer Staples	2,446,778	—	—	—	—	—
Materials	3,433,264	—	—	—	—	—
All Other	2,218,512	—	—	—	—	—
Put Options Purchased	65,175	—	—	—	—	—
Call Options Written	—	—	—	(1,339,200)	—	—
Mutual Funds	6,702,173	—	—	—	—	—
Short-Term Investments	—	—	4,814,822	—	—	—

Total	45,642,032	—	4,814,822	(1,339,200)	—	—

ICON Long/Short Fund
Common Stock
Consumer Discretionary	1,863,060	—	—	—	—	—
Energy	5,351,253	(534,100)	—	—	—	—
Financial	8,862,600	(2,017,792)	—	—	—	—
Industrials	3,356,997	(479,490)	—	—	—	—
Information Technology	5,836,442	(703,693)	—	—	—	—
Materials	2,427,035	—	—	—	—	—
Telecommunications & Utilities	2,112,070	—	—	—	—	—
All Other	2,349,330	(1,537,306)	—	—	—	—
Preferred Stock
Financial	426,446	—	—	—	—	—
Corporate Bonds	—	—	6,613,250	—	—	—
Call Options Written	—	—	—	(3,650)	—	—
Mutual Funds	4,233,535	(6,420,006)	—	—	—	—

Total	36,818,768	(11,692,387)	6,613,250	(3,650)	—	—

ICON Asia-Pacific Region Fund
Common Stock
Australia	$—	$—	$3,318,768	$—	$—	$—
China	—	—	8,415,699	—	—	—
Hong Kong	345,913	—	11,374,901	—	—	—
Japan	—	—	7,108,152	—	—	—
South Korea	—	—	7,929,229	—	—	—
Taiwan	—	—	4,602,546	—	—	—
Other Countries	833,452	—	7,620,417	—	—	—
Short-Term Investments	—	—
United States	—	—	2,890,209	—	—	—
Mutual Funds
United States	4,864,376	—	—	—
Rights
Hong Kong	—	—	4,343	—	—	—

Total	6,043,741	—	53,264,264	—	—	—

ICON Europe Fund
Common Stock
France	—	—	4,117,039	—	—	—
Germany	—	—	7,635,712	—	—	—
Netherlands	—	—	2,382,924	—	—	—
Spain	—	—	2,912,300	—	—	—
Switzerland	468,027	—	7,160,049	—	—	—
United Kingdom	—	—	7,799,843	—	—	—
Other Countries	707,448	—	8,451,177	—	—	—
Mutual Funds
United States	1,126,127	—	—	—	—	—
Short-Term Investments
United States	—	—	1,823,704	—	—	—

Total	2,301,602	—	42,282,748	—	—	—

ICON International Equity Fund
Common Stock
Canada	13,189,350	—	—	—	—	—
China		—	7,682,096	—	—	—
Germany		—	7,744,189	—	—	—
Hong Kong	1,150,726	—	14,813,115	—	—	—
Japan		—	5,969,232	—	—	—
South Korea		—	7,083,848	—	—	—
Switzerland	1,129,208	—	6,415,549	—	—	—
United Kingdom		—	8,250,544	—	—	—
Other Countries	4,827,210	—	26,053,823	—	—	—
Preferred Stock
Brazil	899,536	—
Mutual Funds
United States	4,486,469	—	—	—	—	—
Short-Term Investments
United States	—	—	12,747,052	—	—	—

Total	25,682,499	—	96,759,448	—	—	—

*	Liabilities in securities sold short may include written options.

     The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

ICON Bond Fund
Investments in Corporate Debt Securities
Balance as of September 30, 2008	$—
Accrued Accretion/(Amortization)	(3,244)
Change in Unrealized Appreciation/(Depreciation)	(9,446)
Net Purchases/(Sales)	1,007,500
Transfers In/(Out)	—
Balance as of June 30, 2009	$994,810
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.
Forward Foreign Currency Contracts
The Funds may enter into short-term forward foreign currency contracts. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. The Funds may use forward foreign currency contracts to manage foreign currency exposure with respect to transactional hedging, positional hedging, cross hedging and proxy hedging.
These contracts involve market risk and do not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of those securities decline. The Funds could be exposed to risk if the value of the currency changes unfavorably. Additionally, the Funds could be exposed to counterparty risk if the counterparties are unable to meet the terms of the contracts.
These contracts are marked-to-market daily. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. At June 30, 2009, there were no forward foreign currency contracts outstanding.
Options Transactions
The Risk-Managed Equity Fund’s primary investment strategy involves the use of options. Each of the other Funds may also purchase and/or write (sell) call and put options on any security in which it may invest. The Funds may utilize options to hedge against changes in market conditions or to provide market exposure while trying to reduce transaction costs.
Option contracts involve market risk and can be highly volatile. Should prices of securities or securities indexes move in an unexpected manner, the Funds may not achieve the desired benefits and may realize losses and thus be in a worse position than if such strategies had not been utilized.
When a Fund writes a put or call option, an amount equal to the premium received is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund bears the market risk of an unfavorable change in the price of the individual security or securities index underlying the written option. Additionally, written call options may involve the risk of limited gains, lack of liquidity for the option and lack of liquidity for the security or securities index.
When a Fund purchases a put or call option, an amount equal to the premium paid is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Fund exercises a put option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index. Written and purchased options are non-income producing securities.
The Risk-Managed Equity and the Long/Short Fund’s written options are collateralized by cash and/or securities held with the Fund’s prime broker and in a segregated account at the Fund’s custodian. Such collateral for the Fund is restricted from use. The securities pledged as collateral are included on the Schedule of Investments.
As of June 30, 2009, the Equity Income Fund, the Long/Short Fund, the Risk-Managed Equity Fund and the Financial Fund engaged in options transactions which are included on each Fund’s Schedule of Investments.
Short Sales
The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. The Long/Short Fund enters into short positions in equity securities identified as being overvalued.
Short sales involve market risk. If a security sold short increases in price, the Long/Short Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

These short sales are collateralized by cash and/or securities held with the Fund’s prime broker and in a segregated account at the Fund’s custodian. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Fund is restricted from use. The securities pledged as collateral that are restricted from use are included on the Schedule of Investments. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the Fund’s prime broker.
As of June 30, 2009, the Long/Short Fund engaged in short selling. The short positions are included in the Schedule of Securities Sold Short on the Schedule of Investments.
Securities Lending
Under procedures adopted by the Board, the Funds may lend securities to non-affiliated qualified parties. The Funds seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security. The Funds do not have the right to vote on securities while they are on loan; however, the Funds may attempt to call back the loan and vote the proxy.
All loans will be continuously secured by collateral which consists of cash. Brown Brothers Harriman (the “Lending Agent”) may invest the cash collateral in the Invesco Aim Liquid Assets Portfolio, which complies with Rule 2a-7 of the 1940 Act relating to money market funds.
The cash collateral invested by the Lending Agent is disclosed on the Schedule of Investments.
As of June 30, 2009, the following Funds had securities with the following values on loan:

	Value of	Value of
Fund	Loaned Securities	Collateral

ICON Consumer Discretionary Fund	$3,870,528	$3,998,071
ICON Energy Fund	82,560,118	85,545,914
ICON Healthcare Fund	32,376,718	33,221,721
ICON Industrials Fund	15,657,990	16,153,243
ICON Information Technology Fund	29,606,704	30,472,468
ICON Leisure and Consumer Staples Fund	5,824,507	6,035,419
ICON Materials Fund	17,244,430	17,889,463
ICON Asia-Pacific Region Fund	4,452,901	4,864,376
ICON Europe Fund	1,064,456	1,126,127
ICON International Equity Fund	4,238,950	4,486,469
ICON Bond Fund	1,739,933	1,800,381
ICON Core Equity Fund	16,550,824	17,102,124
ICON Long/Short Fund	4,092,054	4,233,535
ICON Risk-Managed Equity Fund	6,375,078	6,702,173
The value of the collateral above could include collateral held for securities that were sold on or before June 30, 2009.
Income Taxes
The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes, or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Bond Fund distributes net investment income, if any, to shareholders monthly. The Equity Income Fund and the Risk-Managed Equity Fund intend to distribute net investment income, if any, to shareholders quarterly. Other Funds distribute income, if any, annually. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryovers. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.
Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years. At June 30, 2009, the Funds have recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.
The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past four years, and interim tax periods within, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Investment Income
Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.
Investment Transactions
Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.
Allocation of Income and Expenses
Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.
3. Options Contracts Written
The number of options contracts written and the premiums received by the Long/Short Fund and the Risk-Managed Equity Fund during the period ended June 30, 2009, were as follows:

	Number of	Premiums
Long/Short Fund	Contracts	Received

Options outstanding, beginning of period	—	$—
Options written during period	160	13,388
Options expired during period	—	—
Options closed during period	—	—
Options exercised during period	—	—

Options outstanding, end of period	160	$13,388

	Number of	Premiums
Risk-Managed Equity Fund	Contracts	Received

Options outstanding, beginning of period	760	$4,557,454
Options written during period	38,435	146,908,057
Options expired during period	—	—
Options closed during period	(38,730)	(150,025,572)
Options exercised during period	—	—

Options outstanding, end of period	465	$1,439,939

4. Subsequent Events
Management has evaluated subsequent events through August 27, 2009, the date of this filing.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ICON Funds

By (Signature and Title)*	/s/ Craig T. Callahan

Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date	August 27, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig T. Callahan

Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date	August 27, 2009

By (Signature and Title)*	/s/ Erik L. Jonson

Erik L. Jonson, Vice President, Chief Financial Officer and Treasurer
(Principal Financial Officer and Principal Accounting Officer)

Date	August 27, 2009

*	Print the name and title of each signing officer under his or her signature.